SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 91.0%
	Alabama — 1.5%
	Alabama Community College System ACCS Enhancements Fee Revenue (Insured: AGM), 4.00% due 9/1/2027 - 9/1/2030	$ 1,345,000	$ 1,611,347
	Alabama Public School & College Authority, Series A, 5.00% due 11/1/2027 - 11/1/2031	12,500,000	16,031,266
	Alabama Public School & College Authority (Education System Capital Improvements),
	Series A, 5.00% due 6/1/2022	5,605,000	5,716,865
	Series B, 5.00% due 6/1/2023	735,000	784,987
	Alabama State Board of Education (Calhoun Community College), 4.00% due 5/1/2022	1,230,000	1,244,970
[a]	Black Belt Energy Gas District, Series B, 4.00% due 10/1/2052 (put 12/1/2026)	25,575,000	28,950,184
	Chatom (Powersouth Energy Co-operative Projects; Insured: AGM) IDB, 5.00% due 8/1/2025 - 8/1/2030	3,830,000	4,735,774
	East Alabama Health Care Authority, Series A, 5.00% due 9/1/2022	800,000	805,558
	Lower Alabama Gas District (Guaranty: Goldman Sachs Group, Inc.),
	4.00% due 12/1/2023 - 12/1/2025	1,220,000	1,339,796
	Series A, 5.00% due 9/1/2029	3,625,000	4,516,717
[a]	Selma (International Paper Co.) IDB, Series A, 2.00% due 11/1/2033 (put 10/1/2024)	2,500,000	2,582,795
	UAB Medicine Finance Authority (University Hospital), Series B, 5.00% due 9/1/2025 - 9/1/2027	8,915,000	10,567,743
	Water Works Board of the City of Birmingham, 5.00% due 1/1/2029	2,230,000	2,773,623
	Arizona — 2.2%
	Arizona (Scottsdale Lincoln Hospitals) HFA, 5.00% due 12/1/2022 - 12/1/2024	3,360,000	3,661,579
	Arizona Board of Regents (Arizona State University), Series C, 5.00% due 7/1/2028 - 7/1/2031	3,125,000	4,098,828
	Arizona Board of Regents (Arizona State University) COP, Series A, 5.00% due 9/1/2022 - 9/1/2023	9,960,000	10,511,870
	Arizona Board of Regents (Northern Arizona University Projects) COP, 5.00% due 9/1/2022 - 9/1/2023	5,825,000	5,992,849
	Arizona Board of Regents (University of Arizona), 5.00% due 8/1/2023 - 8/1/2024	1,350,000	1,474,514
	Arizona Board of Regents (University of Arizona) COP, Series C, 5.00% due 6/1/2022 - 6/1/2028	7,770,000	8,091,575
[a]	Arizona HFA, Series B, 0.35% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	4,000,000	3,984,856
	Arizona Transportation Board, 5.00% due 7/1/2025	5,700,000	6,587,473
	City of Phoenix Civic Improvement Corp., Series A, 5.00% due 7/1/2022 - 7/1/2025	8,580,000	9,511,309
	City of Tucson (Street and Highway Projects), Series A, 5.00% due 7/1/2022	2,135,000	2,184,731
	County of Pima (TMC HealthCare Obligated Group) IDA, 5.00% due 4/1/2031	1,000,000	1,323,186
[a]	Maricopa County (Banner Health Obligated Group) IDA, Series B, 0.48% (MUNIPSA + 0.38%) due 1/1/2035 (put 10/18/2022)	8,250,000	8,281,746
[a]	Maricopa County Pollution Control Corp. (Public Service Co. of New Mexico), 0.875% due 6/1/2043 (put 10/1/2026)	3,000,000	2,976,330
	Maricopa County Special Health Care District GO, Series D, 5.00% due 7/1/2030 - 7/1/2031	6,800,000	9,004,217
	Northern Arizona University (Insured: BAM), Series B, 5.00% due 6/1/2025 - 6/1/2030	1,580,000	1,977,620
	Pima County (Ina & Roger Road Wastewater Reclamation Facilities) ETM,
	Series A,
	3.00% due 7/1/2022	1,325,000	1,342,538
	5.00% due 7/1/2022	500,000	511,528
	Pima County (Sewer System & Fleet Services Facilities Expansion) COP, Series A, 5.00% due 12/1/2022	1,275,000	1,328,190
	Pima County Sewer System Revenue COP, Series B, 5.00% due 7/1/2027 - 7/1/2030	4,250,000	5,388,359
	Pinal County (Detention and Training Facilities), Series A, 5.00% due 8/1/2023 - 8/1/2025	3,300,000	3,701,505
	Pinal County (Hunt Highway (Phases III-V), Ironwood Drive, Public Safety Radio & Court Buildings), 5.00% due 8/1/2025	3,000,000	3,351,486
	Pinal County (Tucson Electric Power Co.) IDA, 4.00% due 9/1/2029	3,320,000	3,443,600
	Pinal County Community College District GO,
	4.00% due 7/1/2022	400,000	407,357
	5.00% due 7/1/2023 - 7/1/2030	5,000,000	6,144,273
	Salt River Project Agricultural Improvement and Power District (Salt River Electric System), 5.00% due 1/1/2026 - 1/1/2029	8,405,000	10,270,079
	State of Arizona COP ETM, Series A, 5.00% due 10/1/2025	3,375,000	3,915,408
	Arkansas — 0.0%
	Board of Trustees of the University of Arkansas (Fayetteville Campus Athletic Facilities) ETM, Series A, 3.00% due 11/1/2023	615,000	645,103
	California — 4.8%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.00% due 12/1/2022 - 12/1/2023	5,200,000	5,569,419
	Anaheim Public Financing Authority (Public Improvements; Insured: AGM), Series C, Zero Coupon due 9/1/2022	3,250,000	3,240,744
[a]	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge), Series E, 0.51% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	1,500,000	1,502,160
[a]	California (Kaiser Foundation Hospitals) HFFA, Series B, 5.00% due 11/1/2029 (put 11/1/2022)	1,075,000	1,116,934
[a]	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond), 4.00% due 2/1/2052 (put 8/1/2031)	1,800,000	2,181,971
	California State Public Works Board (Coalinga State Hospital), Series E, 5.00% due 6/1/2022	11,555,000	11,779,895
	California State Public Works Board (Laboratory Facility and San Diego Courthouse), Series I, 5.00% due 11/1/2022	10,075,000	10,468,872
[a]	California Statewide Communities Development Authority (Adventist Health System/West Obligated Group), Series A, 5.00% due 3/1/2037 (put 3/1/2027)	1,775,000	2,111,501
	California Statewide Communities Development Authority (Southern California Edison Co.) (Green Bond), 1.75% due 9/1/2029	2,250,000	2,235,456
	Castaic Lake Water Agency (Water System Improvement; Insured: AMBAC) COP, Zero Coupon due 8/1/2023	10,125,000	10,074,426
	City of Los Angeles, 4.00% due 6/23/2022	24,300,000	24,735,723
	County of Los Angeles Metropolitan Transportation Authority (Green Bond), Series A, 5.00% due 6/1/2028	3,485,000	4,427,494

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	County of Los Angeles Redevelopment Refunding Authority (Bunker Hill Project), Series C, 5.00% due 6/1/2022 - 12/1/2024	$23,895,000	$ 25,952,809
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD GO,
	Series A, 5.00% due 7/1/2023	8,950,000	9,578,335
	Series B, 5.00% due 7/1/2023	11,950,000	12,788,950
	Series D, 5.00% due 7/1/2022 - 7/1/2024	22,900,000	24,411,916
	Los Angeles USD GO, Series A, 5.00% due 7/1/2024	1,500,000	1,672,746
	Needles (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 8/1/2023	1,005,000	993,969
	North City West School Facilities Financing Authority (Carmel Valley Educational Facilities; Insured: AGM), Series A, 5.00% due 9/1/2023	4,545,000	4,684,886
[a]	Northern California Energy Authority (Commodity Supply Revenue; Guaranty: Goldman Sachs Group, Inc.), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	35,000,000	37,918,370
	Orange County Transportation Authority, 5.00% due 10/15/2024	16,075,000	18,109,629
	Rocklin (Insured: Natl-Re) USD GO, Zero Coupon due 8/1/2022	3,910,000	3,904,706
	Sacramento County Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District), Series A, 5.00% due 12/1/2031	1,250,000	1,712,337
	San Diego Convention Center Expansion Financing Authority, Series A, 5.00% due 4/15/2022	8,000,000	8,107,440
	Santa Fe Springs Community Development Commission (Consolidated Redevelopment Project; Insured: Natl-Re), Series A, Zero Coupon due 9/1/2024	7,000,000	6,864,942
	State of California GO, 5.00% due 12/1/2024 - 12/1/2031	12,285,000	16,115,276
	Turlock Public Financing Authority Water Revenue, 4.00% due 3/1/2027	8,750,000	8,765,461
	West Contra Costa (Educational Facilities; Insured: AGC) USD GO, Series C-1, Zero Coupon due 8/1/2022	4,000,000	3,992,816
	West Covina Redevelopment Agency (Fashion Plaza), 6.00% due 9/1/2022	1,570,000	1,606,917
	Colorado — 2.0%
	City & County of Denver (Buell Theatre Property) COP, Series A, 5.00% due 12/1/2023	1,720,000	1,872,261
	City & County of Denver School District No. 1 (Eastbridge Elementary and Conservatory Green K-8 Schools) COP, Series C, 5.00% due 12/15/2022 - 12/15/2023	2,210,000	2,358,936
	City of Aurora COP, 5.00% due 12/1/2027 - 12/1/2029	7,155,000	9,028,279
[a]	Colorado (Adventist Health System/Sunbelt Obligated Group) HFA, 5.00% due 11/15/2049 (put 11/19/2026)	11,150,000	13,439,541
	Colorado (Northern Colorado Medical Center) HFA ETM, 5.00% due 5/15/2025 - 5/15/2026	1,305,000	1,530,152
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2026	2,315,000	2,782,093
	County of Larimer (Jail Facilities Project) COP, 5.00% due 12/1/2028 - 12/1/2029	3,025,000	3,852,667
	Durango School District No. 9-R (State Aid Witholding) GO, Series R, 5.00% due 11/1/2030 - 11/1/2031	3,195,000	4,239,616
[a]	E-470 Public Highway Authority, Series B, 0.384% (SOFR + 0.35%) due 9/1/2039 (put 9/1/2024)	2,000,000	1,999,320
	El Paso County (Judicial Complex; Insured: AGM) COP, 5.00% due 12/1/2022 - 12/1/2028	2,500,000	2,933,840
	El Paso County (Pikes Peak Regional Development Center) COP, 5.00% due 12/1/2023	1,330,000	1,447,737
	El Paso County Falcon School District No. 49 COP, 5.00% due 12/15/2023 - 12/15/2024	1,600,000	1,767,496
	Interlocken Metropolitan District (Insured: AGM) GO,
	Series A-1, 5.00% due 12/1/2024 - 12/1/2026	2,375,000	2,750,859
	Series A-2, 5.00% due 12/1/2027	365,000	448,560
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 7/15/2024 - 1/15/2031	3,245,000	3,947,603
	Regional Transportation District (North Metro Rail Line) COP, Series A, 5.00% due 6/1/2023 - 6/1/2024	8,000,000	8,514,272
	Regional Transportation District COP, 5.00% due 6/1/2030	3,000,000	3,801,756
	Regional Transportation District Sales Tax Revenue (Green Bond), 5.00% due 11/1/2029 - 11/1/2030	4,500,000	5,851,503
	State of Colorado COP,
	5.00% due 3/15/2030	1,000,000	1,276,017
	Series A, 5.00% due 9/1/2024 - 12/15/2031	25,665,000	33,117,026
[a]	University of Colorado (Green Bond), 2.00% due 6/1/2051 (put 10/15/2026)	2,000,000	2,124,002
	Connecticut — 2.2%
	City of Hartford (Various Public Improvements; Insured: AGM) GO,
	Series A, 5.00% due 7/1/2024 - 7/1/2025	1,820,000	2,065,788
	Series B, 5.00% due 10/1/2022	1,765,000	1,826,095
	Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group), Series A, 5.00% due 7/1/2032	600,000	793,399
[a]	Connecticut State Health & Educational Facilities Authority (Yale University), Series 2015-A, 0.375% due 7/1/2035 (put 7/12/2024)	8,675,000	8,654,310
	State of Connecticut (Educational Facilities) GO,
	Series B, 5.00% due 6/15/2024 - 6/15/2025	30,400,000	34,245,799
	Series E, 5.00% due 9/1/2023	5,550,000	5,978,027
	State of Connecticut (Various Capital Projects) GO,
	Series B, 5.00% due 5/15/2027	16,615,000	19,683,076
	Series E, 5.00% due 8/15/2024	1,845,000	1,983,087
	State of Connecticut GO,
	Series B, 5.00% due 2/15/2024	7,000,000	7,681,576
	Series C, 5.00% due 6/15/2022 - 6/15/2028	12,540,000	14,984,972
	Series E, 5.00% due 9/15/2028	2,560,000	3,218,304
	State of Connecticut Special Tax Revenue, Series A, 5.00% due 5/1/2028 - 5/1/2031	15,925,000	20,710,164
	State of Connecticut Special Tax Revenue (Transportation Infrastructure Purposes), Series A, 5.00% due 8/1/2026	1,200,000	1,389,173
	Delaware — 0.1%
	Delaware Transportation Authority, 5.00% due 9/1/2027 - 9/1/2031	2,900,000	3,729,689

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Delaware Transportation Authority (Transportation System), 5.00% due 7/1/2022	$ 1,440,000	$ 1,473,072
	District of Columbia — 0.5%
	District of Columbia (Federal Highway Grant Anticipation), 5.00% due 12/1/2025 - 12/1/2031	2,500,000	3,106,881
	Washington Metropolitan Area Transit Authority, 5.00% due 7/1/2022 - 7/1/2028	6,405,000	7,156,270
	Washington Metropolitan Area Transit Authority (Green Bond), Series A, 5.00% due 7/15/2029 - 7/15/2031	12,055,000	15,968,274
	Florida — 5.6%
	Alachua County School Board (Educational Facilities) COP, 5.00% due 7/1/2022 - 7/1/2023	3,850,000	4,042,446
	Broward County School Board (Educational Facilities) COP,
	Series A, 5.00% due 7/1/2022 - 7/1/2027	18,880,000	20,765,085
	Series B, 5.00% due 7/1/2023 - 7/1/2025	9,275,000	10,434,176
	Series C, 5.00% due 7/1/2025 - 7/1/2026	12,830,000	15,073,521
	Broward County School Board COP,
	Series A, 5.00% due 7/1/2028	8,590,000	10,735,636
	Series B, 5.00% due 7/1/2029	8,920,000	11,373,491
	Central Florida Expressway Authority, 5.00% due 7/1/2022 - 7/1/2026	4,100,000	4,474,823
	Central Florida Expressway Authority (Insured: AGM), 5.00% due 7/1/2028 - 7/1/2031	5,000,000	6,506,999
	City of Cape Coral (Water and Sewer System Improvements), 5.00% due 10/1/2022 - 10/1/2026	5,435,000	6,368,343
	City of Jacksonville,
	5.00% due 10/1/2027	400,000	493,010
	Series C, 5.00% due 10/1/2023	1,105,000	1,194,726
	City of Lakeland (Lakeland Regional Health Systems), 5.00% due 11/15/2026 - 11/15/2028	2,105,000	2,524,714
	City of Miami (Stormwater Management Utility System), 5.00% due 9/1/2026 - 9/1/2028	2,675,000	3,252,177
	City of Miami GO, 5.00% due 9/1/2022	1,000,000	1,003,472
	City of Orlando (Senior Tourist Development; Insured: AGM), Series A, 5.00% due 11/1/2023 - 11/1/2027	3,545,000	4,082,109
	Florida Department of Management Services, Series A, 5.00% due 9/1/2025	3,185,000	3,700,753
	Florida Higher Educational Facilities Financing Authority (University of Tampa) ETM, Series A, 5.00% due 4/1/2022	620,000	626,993
	Florida State Board of Governors, Series A, 5.00% due 7/1/2028 - 7/1/2029	1,755,000	2,250,806
	Florida State Board of Governors (University System Capital Improvements), Series A, 4.00% due 7/1/2022	4,385,000	4,465,228
	Hillsborough County (Jail and Storm Water Projects), Series A, 5.00% due 11/1/2022	3,005,000	3,121,834
	Hillsborough County School Board (Master Lease Program) COP,
	5.00% due 7/1/2027 - 7/1/2029	10,575,000	12,942,051
	Series B, 5.00% due 7/1/2028	4,835,000	5,849,335
	JEA Electric System, Series A, 5.00% due 10/1/2024 (pre-refunded 10/1/2023)	1,200,000	1,297,813
	JEA Electric System ETM, Series A, 5.00% due 10/1/2023	1,395,000	1,505,409
	Lee County School Board (School Facilities Improvements) COP, 5.00% due 8/1/2023 - 8/1/2024	3,000,000	3,305,208
	Manatee County (Public Utilities Improvements), 5.00% due 10/1/2024 - 10/1/2025	970,000	1,099,194
	Manatee County School District (School Facilities Improvements; Insured: AGM), 5.00% due 10/1/2025 - 10/1/2027	2,900,000	3,453,407
	Marion County School Board (Insured: BAM) COP, Series B, 5.00% due 6/1/2024	3,065,000	3,398,015
	Miami-Dade County (Miami International Airport), Series B, 5.00% due 10/1/2025	2,500,000	2,795,855
	Miami-Dade County (Transit System), 5.00% due 7/1/2023 - 7/1/2025	10,265,000	11,554,820
	Miami-Dade County Aviation Revenue, Series A, 5.00% due 10/1/2025 - 10/1/2031	3,000,000	3,765,369
	Miami-Dade County Expressway Authority (Toll System), Series B, 5.00% due 7/1/2024 - 7/1/2025	4,000,000	4,425,416
	Miami-Dade County School Board (Educational Facilities Improvements) COP,
	Series A,
	5.00% due 5/1/2022 - 5/1/2024	15,535,000	16,639,732
[a]	5.00% due 5/1/2031 (put 5/1/2024)	2,550,000	2,808,193
	Series C, 5.00% due 5/1/2025	15,000,000	17,096,625
	Orange County School Board (Educational Facilities) COP, Series D, 5.00% due 8/1/2022 - 8/1/2025	6,000,000	6,516,530
	Orange County School Board COP,
	5.00% due 8/1/2027	610,000	749,003
	Series A, 5.00% due 8/1/2029 - 8/1/2031	4,600,000	6,057,183
	Orange County Water Utility System Revenue, 5.00% due 10/1/2026	1,400,000	1,683,490
	Palm Beach County (Baptist Health South Florida Obligated Group) HFA, 5.00% due 8/15/2024 - 8/15/2027	1,360,000	1,584,222
	Palm Beach County School Board (Educational Facilities) COP,
	Series B, 5.00% due 8/1/2022 - 8/1/2024	10,095,000	10,984,879
	Series C, 5.00% due 8/1/2022	1,810,000	1,858,959
	Palm Beach County School District COP,
	Series C, 5.00% due 8/1/2022 - 8/1/2026	9,130,000	10,072,821
	Series D, 5.00% due 8/1/2030	1,050,000	1,208,828
	Pasco County School Board COP, Series A, 5.00% due 8/1/2028 - 8/1/2031	9,785,000	12,533,940
	Polk County (Water and Wastewater Utility Systems), 5.00% due 10/1/2023	1,420,000	1,469,669
	Reedy Creek Improvement District (Buena Vista Drive Corridor Improvements) GO, Series A, 5.00% due 6/1/2023	1,940,000	2,066,544
	Reedy Creek Improvement District (Walt Disney World Resort Complex Utility Systems), Series 1, 5.00% due 10/1/2022 - 10/1/2023	1,375,000	1,456,473
	Reedy Creek Improvement District (Walt Disney World Resort Complex Utility Systems) GO, Series A, 5.00% due 6/1/2023 - 6/1/2025	3,710,000	4,157,375
	South Florida Water Management District (Everglades Restoration Plan) COP, 5.00% due 10/1/2022	2,000,000	2,069,532

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	St. Johns County School Board COP, Series A, 5.00% due 7/1/2023 - 7/1/2029	$ 8,015,000	$ 9,746,220
	State of Florida GO, Series C, 5.00% due 6/1/2025	1,845,000	2,128,791
	Sunshine State Governmental Financing Commission (Miami-Dade County Program), Series B-1, 5.00% due 9/1/2024 (pre-refunded 9/1/2023)	1,725,000	1,859,141
	Sunshine State Governmental Financing Commission (Miami-Dade County Program) ETM, Series B-1, 5.00% due 9/1/2022 - 9/1/2023	4,100,000	4,327,464
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2023 - 10/15/2025	1,750,000	1,948,797
	Volusia County School Board (University High School, River Springs Middle School) COP, Series B, 5.00% due 8/1/2024	1,000,000	1,116,177
	Volusia County School Board COP,
	5.00% due 10/1/2029	510,000	608,112
	Series A, 5.00% due 8/1/2027 - 8/1/2031	8,600,000	10,993,804
	Georgia — 3.0%
	Athens-Clarke County Unified Government Development Authority (UGAREF Central Precinct LLC), 5.00% due 6/15/2022 - 6/15/2023	1,270,000	1,318,690
	City of Atlanta, Series A, 5.00% due 7/1/2027 - 7/1/2030	5,100,000	6,467,394
	City of Atlanta (Airport Passenger Facility),
	Series A, 5.00% due 1/1/2024 - 1/1/2025	3,850,000	4,201,917
	Series B, 5.00% due 1/1/2023 - 1/1/2025	2,645,000	2,843,070
	City of Atlanta (Atlantic Station Project), 5.00% due 12/1/2022 - 12/1/2024	3,290,000	3,567,051
	City of Atlanta (Water & Wastewater System), 5.00% due 11/1/2022 - 11/1/2025	4,130,000	4,543,697
	Development Authority of Fulton County (Georgia Tech Athletic Assoc.) ETM, 5.00% due 10/1/2022	4,420,000	4,573,118
	Georgia Ports Authority, 5.00% due 7/1/2028 - 7/1/2032	6,000,000	7,921,075
	Georgia State Road & Tollway Authority, 5.00% due 6/1/2025 - 6/1/2031	9,545,000	12,007,709
[a]	Main Street Natural Gas, Inc. (Guaranty: Citigroup Global Markets), Series C, 4.00% due 5/1/2052 (put 12/1/2028)	10,000,000	11,752,010
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2023 - 5/15/2029	14,265,000	16,835,803
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
	Series A,
	4.00% due 3/1/2025 - 3/1/2026	1,170,000	1,303,113
[a]	4.00% due 7/1/2052 (put 9/1/2027)	23,000,000	26,550,510
	Municipal Electric Authority of Georgia,
	4.00% due 11/1/2023 - 11/1/2025	3,850,000	4,196,479
	5.00% due 11/1/2026 - 11/1/2029	3,550,000	4,450,689
	Series A, 5.00% due 1/1/2026 - 1/1/2032	18,485,000	23,027,922
	Private Colleges & Universities Authority, 5.00% due 4/1/2032	755,000	989,497
	Private Colleges & Universities Authority (Corp. of Mercer University), 5.00% due 10/1/2022 - 10/1/2029	2,810,000	3,289,195
[a]	Private Colleges & Universities Authority (Emory University), Series B, 0.52% (MUNIPSA + 0.42%) due 10/1/2039 (put 8/16/2022)	18,400,000	18,281,504
	Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.), 5.00% due 4/1/2029 - 4/1/2031	1,525,000	1,967,472
	Savannah (International Paper Co.) EDA, 1.90% due 8/1/2024	4,000,000	4,117,164
	Guam — 0.4%
	Government of Guam (Various Capital Projects), Series D, 5.00% due 11/15/2024	4,500,000	5,036,981
	Guam Government Waterworks Authority (Water & Wastewater System Improvements), 5.25% due 7/1/2022 - 7/1/2023	1,695,000	1,757,626
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2023 - 10/1/2026	4,330,000	4,819,552
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2022	6,340,000	6,540,426
	Territory of Guam, Series D, 5.00% due 11/15/2022	310,000	321,786
	Territory of Guam ETM, Series D, 5.00% due 11/15/2022	2,650,000	2,758,507
	Hawaii — 0.4%
	City and County of Honolulu (Capital Improvements) GO, Series B, 5.00% due 11/1/2022	6,695,000	6,959,218
	City and County of Honolulu (Capital Improvements) GO ETM, Series A, 5.00% due 11/1/2022	1,750,000	1,817,389
	County of Hawaii (Capital Improvements) GO,
	Series A, 5.00% due 9/1/2023	800,000	863,873
	Series B, 5.00% due 9/1/2023	1,500,000	1,619,761
	Series C, 5.00% due 9/1/2022 - 9/1/2026	3,750,000	4,139,427
	Series D, 5.00% due 9/1/2023 - 9/1/2026	3,085,000	3,539,026
	Series E, 5.00% due 9/1/2022 - 9/1/2026	2,500,000	2,701,885
	Honolulu City & County Board of Water Supply, Series A, 5.00% due 7/1/2024 (pre-refunded 7/1/2022)	1,000,000	1,023,639
	Idaho — 0.1%
	Idaho (Trinity Health Credit Group) HFA, Series D, 5.00% due 12/1/2022 - 12/1/2024	4,350,000	4,742,663
	Illinois — 5.3%
	Chicago Midway International Airport, Series B, 5.00% due 1/1/2022 - 1/1/2024	3,700,000	3,868,294
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2027	1,750,000	2,046,559
	Chicago Park District (Capital Improvement Plan) GO,
	Series A, 5.00% due 1/1/2025	610,000	687,646
	Series B, 5.00% due 1/1/2022 - 1/1/2024	4,430,000	4,617,955
	Series C, 5.00% due 1/1/2022 - 1/1/2023	5,155,000	5,297,068
	Series D, 5.00% due 1/1/2023 - 1/1/2024	3,435,000	3,662,730
	Chicago Park District GO, Series A, 5.00% due 1/1/2024	155,000	168,537
	Chicago Park District GO ETM,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series A, 5.00% due 1/1/2024	$ 1,150,000	$ 1,255,188
	Series D, 5.00% due 1/1/2024	1,060,000	1,156,956
	City of Chicago (Chicago Midway Airport), Series B, 5.00% due 1/1/2023 - 1/1/2024	22,275,000	23,242,935
	City of Chicago (Riverwalk Expansion Project; Insured: AGM) ETM, 5.00% due 1/1/2023	1,000,000	1,046,296
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2022 - 1/1/2025	15,750,000	16,995,816
	City of Chicago (Water System),
	Series 2017-2, 5.00% due 11/1/2023 - 11/1/2024	1,650,000	1,826,271
	Series A, 5.00% due 11/1/2027	6,250,000	7,448,412
	Series A-1, 5.00% due 11/1/2024	4,000,000	4,492,720
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2028	2,000,000	2,451,618
	City of Waukegan (Lakehurst Redevelopment Project; Insured: AGM) GO, Series A, 5.00% due 12/30/2022	1,000,000	1,045,105
	Community College District No. 503 (Black Hawk College; Insured: AGM) GO, 5.00% due 12/1/2023 - 12/1/2024	7,570,000	8,372,744
	Community Unit School District No. 5 (Insured: BAM) GO, 5.00% due 4/15/2024 - 4/15/2026	1,650,000	1,890,770
	Cook County Community College District No. 508 (City Colleges of Chicago) GO,
	5.00% due 12/1/2022 - 12/1/2024	5,675,000	6,060,243
	5.25% due 12/1/2025 - 12/1/2026	3,365,000	3,635,603
	Cook County School District No 87 Berkeley (Insured: AGM) GO, 5.00% due 12/1/2029	500,000	637,295
	Cook County School District No.170 (Insured: AGM) GO, Series D, 5.00% due 12/1/2024	1,190,000	1,336,810
	County of Cook (Capital Improvement Plan) GO,
	Series C,
	4.00% due 11/15/2022	1,000,000	1,032,639
	5.00% due 11/15/2022	1,500,000	1,561,896
	County of Cook Sales Tax Revenue, 5.00% due 11/15/2028	2,250,000	2,770,076
	County of Sangamon (Insured: BAM) GO,
	4.00% due 12/15/2030	300,000	356,769
	5.00% due 12/15/2027 - 12/15/2029	525,000	656,533
	Forest Preserve District of DuPage County GO, 5.00% due 11/1/2022 - 11/1/2024	7,530,000	8,341,314
	Illinois Finance Authority (Advocate Health Care), 5.00% due 8/1/2023 - 8/1/2024	1,365,000	1,503,003
	Illinois Finance Authority (NorthShore University HealthSystem Obligated Group), 5.00% due 8/15/2023 - 8/15/2031	7,990,000	10,150,395
[a]	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group), Series B, 5.00% due 7/15/2057 (put 12/15/2022)	2,270,000	2,370,670
	Illinois Finance Authority (Rush University Medical Center), Series A, 5.00% due 11/15/2022 - 11/15/2025	2,520,000	2,842,747
	Illinois State Toll Highway Authority,
	5.00% due 1/1/2025	2,000,000	2,263,638
	Series D, 5.00% due 1/1/2023 - 1/1/2024	10,500,000	11,266,425
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 5.00% due 1/1/2024	7,150,000	7,795,166
	Knox & Warren Counties Community Unit School District No 205 Galesburg GO,
	Series B,
	4.00% due 12/1/2022 - 12/1/2024	3,550,000	3,790,161
	5.00% due 12/1/2025 - 12/1/2029	7,400,000	8,962,559
	McHenry County Conservation District GO, 5.00% due 2/1/2025	2,000,000	2,272,560
	Metropolitan Water Reclamation District of Greater Chicago (Green Bond) GO,
	Series A, 5.00% due 12/1/2029 - 12/1/2032	9,510,000	12,586,089
	Series E, 5.00% due 12/1/2025	1,000,000	1,170,158
	Peoria Metropolitan Airport Authority GO, Series D, 5.00% due 12/1/2027	1,000,000	1,198,931
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2028 - 1/1/2029	6,445,000	7,924,821
	State of Illinois (State Facilities Improvements) GO, Series D, 5.00% due 11/1/2024	3,650,000	4,088,730
	State of Illinois GO,
	5.50% due 5/1/2024 - 5/1/2030	2,350,000	2,792,038
	Series D, 5.00% due 11/1/2023 - 11/1/2028	36,240,000	43,301,646
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2026 - 6/15/2029	20,000,000	24,249,850
	State of Illinois Sales Tax Revenue (Insured: BAM-Natl-Re), Series 1, 6.00% due 6/15/2026	235,000	282,910
	Village of Tinley Park GO, 4.00% due 12/1/2022	625,000	646,750
	Will & Kendall Counties Plainfield Community Consolidated School District 202 (Capital Improvements; Insured: BAM) GO, Series A, 5.00% due 1/1/2023 - 1/1/2025	21,125,000	23,096,502
	Indiana — 1.7%
	Avon Community School Building Corp (Educational Facilities; Insured: State Intercept), 5.00% due 7/15/2022 - 7/15/2027	4,530,000	5,148,588
	Avon Community School Building Corp. (Insured: State Intercept), 5.00% due 7/15/2029 - 7/15/2031	1,000,000	1,313,977
	Carmel Local Public Improvement Bond Bank, Series A, 4.00% due 1/15/2029 - 7/15/2030	2,215,000	2,663,506
	City of Carmel Redevelopment Authority (Road and Intersection Improvements), 5.00% due 8/1/2022	2,510,000	2,548,672
	City of Indianapolis Department of Public Utilities Gas Utility Revenue, Series A, 5.00% due 8/15/2022	1,000,000	1,029,035
	Crown Point Multi School Building Corp. (Insured: State Intercept), 5.00% due 7/15/2027 - 7/15/2032	33,000,000	42,758,082
	Hamilton Southeastern Consolidated School Building Corp. (Educational Facilities; Insured: State Intercept), Series D, 5.00% due 7/15/2022 - 1/15/2024	1,980,000	2,089,401
	Indiana Finance Authority (Community Health Network), Series A, 5.00% due 5/1/2022	1,230,000	1,248,311
	Indiana Finance Authority (CWA Authority, Inc. Wastewater System Project), Series A, 5.00% due 10/1/2023 - 10/1/2024	1,500,000	1,644,283

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Indiana Finance Authority (CWA Authority, Inc.),
	Series 1, 5.00% due 10/1/2030 - 10/1/2031	$ 5,500,000	$ 7,336,945
	Series 2, 5.00% due 10/1/2029 - 10/1/2031	2,740,000	3,637,848
[a]	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group), Series 2011L, 0.70% due 12/1/2046 (put 1/1/2026)	7,500,000	7,526,587
	Indiana Finance Authority (Parkview Health System), 5.00% due 5/1/2022	1,135,000	1,152,225
	Indiana Municipal Power Agency (Power Supply System), Series A, 5.00% due 1/1/2026 - 1/1/2028	4,235,000	5,084,045
	Lake Central Multi-District School Building Corp. (Educational Facilities) (State Aid Withholding),
	Series B,
	4.00% due 1/15/2022	1,455,000	1,456,630
	5.00% due 7/15/2022	1,000,000	1,024,697
	Southwest Allen Multi School Building Corp. ((Metropolitan School District of Southwest Allen County; Insured: State Intercept), 5.00% due 1/15/2029 - 7/15/2029	4,070,000	5,057,807
	Iowa — 0.2%
	Iowa Finance Authority (Genesis Health System), 5.00% due 7/1/2024 (pre-refunded 7/1/2023)	2,350,000	2,513,854
	Iowa Finance Authority (Genesis Health System) ETM, 5.00% due 7/1/2022 - 7/1/2023	3,735,000	3,916,110
	Woodbury County Law Enforcement Center Authority, 4.00% due 6/1/2026 - 6/1/2032	2,935,000	3,482,356
	Kansas — 1.6%
	Johnson County No. 512 Shawnee Mission USD GO, Series A, 5.00% due 10/1/2034 (pre-refunded 10/1/2025)	2,000,000	2,330,466
[a]	Kansas (AdventHealth Obligated Group) DFA, Series B, 5.00% due 11/15/2054 (put 11/15/2031)	26,930,000	35,819,458
	Kansas (National Bio and Agro-Defense Facility) DFA, Series G, 5.00% due 4/1/2022 - 4/1/2025	27,395,000	28,860,569
	Kansas DFA, Series SRF, 5.00% due 5/1/2026	765,000	909,979
	Seward County No. 480 USD GO,
	Series B,
	5.00% due 9/1/2024 - 9/1/2026	4,020,000	4,631,550
	5.00% due 9/1/2027 (pre-refunded 9/1/2025)	2,100,000	2,440,156
	Unified Government of Wyandotte County/Kansas City (Utility Systems Improvement), Series A, 5.00% due 9/1/2022 - 9/1/2024	3,600,000	3,809,318
	Wyandotte County No. 500 (General Improvement) USD GO, Series A, 5.00% due 9/1/2025 - 9/1/2026	5,675,000	6,664,483
	Kentucky — 2.2%
	County of Trimble (Louisville Gas and Electric Co.), Series A, 0.625% due 9/1/2026	2,000,000	1,977,748
	Kentucky Economic (Norton Healthcare, Inc.; Insured: Natl-Re) DFA, Series B, Zero Coupon due 10/1/2023	4,195,000	4,127,708
[a]	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group), Series A, 4.00% due 4/1/2048 (put 4/1/2024)	77,915,000	83,437,304
	Kentucky State Property & Building Commission, Series B, 5.00% due 11/1/2028	785,000	940,472
	Kentucky State Property & Building Commission (Kentucky Finance and Administration Cabinet; Insured: BAM), 5.00% due 4/1/2031	11,760,000	14,108,448
	Kentucky Turnpike Authority (Kentucky Transportation Cabinet), Series A, 5.00% due 7/1/2029 - 7/1/2031	3,665,000	4,771,783
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare, Inc.), 5.00% due 10/1/2026	3,000,000	3,575,670
	Turnpike Authority of Kentucky (Revitalization Projects), Series B, 5.00% due 7/1/2025 - 7/1/2026	5,615,000	6,567,322
	Louisiana — 2.3%
	City of Shreveport (Water and Sewer System; Insured: BAM), Series A, 5.00% due 12/1/2022 - 12/1/2024	15,195,000	16,399,133
	Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge (Insured: AGM), 5.00% due 8/1/2027 - 8/1/2030	4,750,000	5,943,724
	East Baton Rouge Sewerage Commission (Wastewater System Improvements),
	Series A, 5.00% due 2/1/2028 - 2/1/2030	2,400,000	3,044,848
	Series B, 5.00% due 2/1/2023 - 2/1/2025	2,150,000	2,361,921
	Ernest N. Morial - New Orleans Exhibition Hall Authority (Convention Center), 5.00% due 7/15/2022 - 7/15/2023	2,000,000	2,048,486
	Jefferson Sales Tax District (Insured: AGM),
	Series A, 5.00% due 12/1/2023 - 12/1/2027	4,700,000	5,510,576
	Series B, 5.00% due 12/1/2027 - 12/1/2028	4,690,000	5,828,888
	Louisiana Energy & Power Authority (LEPA Unit No. 1 Power; Insured: AGM), Series A, 5.00% due 6/1/2022 - 6/1/2023	1,750,000	1,812,066
	Louisiana Energy & Power Authority (Rodemacher Unit No. 2 Power), 5.00% due 1/1/2023	1,740,000	1,817,101
	Louisiana Local Govt Environmental Facilities & Community Development Authority (LCTCS Act 391 Project; Insured: BAM), 5.00% due 10/1/2022 - 10/1/2027	15,565,000	17,771,980
	Louisiana Local Govt Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System), 5.00% due 10/1/2025 - 10/1/2027	2,960,000	3,526,222
	Louisiana Office Facilities Corp. (Louisiana Division of Administration), 5.00% due 11/1/2022	1,455,000	1,509,839
	Louisiana Offshore Terminal Authority (Loop LLC),
[a]	1.65% due 9/1/2027 (put 12/1/2023)	6,150,000	6,265,442
[a]	Series A, 1.65% due 9/1/2033 (put 12/1/2023)	5,000,000	5,093,855
[a]	Series C, 1.65% due 9/1/2034 (put 12/1/2023)	5,000,000	5,093,855
	Louisiana Public Facilities Authority (Hurricane Recovery Program), 5.00% due 6/1/2022 - 6/1/2023	7,945,000	8,318,379
[a]	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series B, 5.00% due 5/15/2050 (put 5/15/2025)	3,500,000	3,990,483
	Parish of LaFourche (Roads, Highways & Bridges), 5.00% due 1/1/2022 - 1/1/2023	930,000	953,564
[a]	Parish of St. Charles (Valero Energy Corp. Refinery; Guaranty: Valero Energy Corp.), 4.00% due 12/1/2040 (put 6/1/2022)	19,125,000	19,387,663
	Shreveport Water & Sewer Revenue (Insured: BAM), Series C, 5.00% due 12/1/2024 - 12/1/2026	2,420,000	2,804,982
	State of Louisiana, 5.00% due 9/1/2028 - 9/1/2031	5,410,000	7,020,325
	Maine — 0.0%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Maine Governmental Facilities Authority (Augusta & Machias Courthouses), Series A, 5.00% due 10/1/2022 - 10/1/2023	$ 2,620,000	$ 2,777,127
	Maryland — 1.1%
	County of Charles GO, 5.00% due 10/1/2031	2,150,000	2,775,927
	Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group), Series B, 5.00% due 4/15/2025 - 4/15/2030	7,005,000	8,483,900
	Maryland Stadium Authority Built to Learn Revenue, 5.00% due 6/1/2027 - 6/1/2032	11,350,000	14,611,612
	Montgomery County GO, Series C, 5.00% due 10/1/2025	1,250,000	1,458,981
	Prince County George’s GO, Series A, 5.00% due 9/15/2026	6,110,000	7,350,959
	State of Maryland Department of Transportation, 5.00% due 10/1/2029	6,850,000	8,854,207
	State of Maryland GO,
	Series A, 5.00% due 3/1/2031	5,000,000	6,727,855
	Series B, 5.00% due 8/1/2024	6,955,000	7,786,415
	Washington Suburban Sanitary Commission, 5.00% due 6/1/2030	3,000,000	3,867,033
	Massachusetts — 1.7%
	City of Methuen (Bans) (State Aid Withholding) GO, 1.00% due 9/1/2022	2,000,000	2,009,018
	Commonwealth of Massachusetts GO, Series G, 5.00% due 9/1/2029 - 9/1/2030	15,500,000	20,445,202
	Massachusetts (Berkshire Health Systems, Inc. Obligated Group) DFA, Series I, 5.00% due 10/1/2027 - 10/1/2031	3,520,000	4,489,431
	Massachusetts (Beth Israel Lahey Health Obligated Group) DFA, 5.00% due 7/1/2027 - 7/1/2028	2,000,000	2,469,819
	Massachusetts (CareGroup Healthcare System) DFA, Series I, 5.00% due 7/1/2023 - 7/1/2027	11,470,000	13,015,555
	Massachusetts (Insured: BHAC-CR FGIC), 5.50% due 1/1/2029	8,300,000	10,748,857
	Massachusetts (Mount Auburn Hospital Health Records System) DFA, Series H-1, 5.00% due 7/1/2022 - 7/1/2025	15,415,000	16,829,340
[a]	Massachusetts (President & Trustees of Williams College) DFA, Series N, 0.45% due 7/1/2041 (put 7/1/2025)	2,000,000	1,998,344
	Massachusetts School Building Authority, Series C, 5.00% due 8/15/2029	2,440,000	2,823,134
[a]	Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Series A, 5.00% due 1/1/2039 (put 1/1/2023)	3,630,000	3,799,521
	Pennsylvania (UPMC Obligated Group) EDFA, Series J, 5.25% due 10/1/2023	595,000	641,000
	University of Massachusetts Building Authority (University of Massachusetts), Series 2021-1, 5.00% due 11/1/2026 - 11/1/2031	9,500,000	11,889,344
	Michigan — 2.3%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2022 - 11/15/2025	1,870,000	2,060,490
	County of Genesee (Water Supply System; Insured: BAM) GO, 5.00% due 11/1/2022	600,000	622,883
	Livonia Public Schools (Insured: BAM) GO, Series I, 5.00% due 5/1/2029 - 5/1/2030	2,035,000	2,612,949
	Michigan Finance Authority ((McLaren Health Care Corp. Obligated Group), 5.00% due 2/15/2029	1,000,000	1,270,043
	Michigan Finance Authority (Beaumont Health Credit Group), 5.00% due 8/1/2023 - 8/1/2025	18,800,000	20,833,411
	Michigan Finance Authority (Henry Ford Health System), 5.00% due 11/15/2027	1,000,000	1,205,998
	Michigan Finance Authority (McLaren Health Care Corp. Obligated Group), 5.00% due 2/15/2028	1,000,000	1,243,196
	Michigan Finance Authority (Trinity Health Credit Group),
	5.00% due 12/1/2022 - 12/1/2024	4,500,000	4,896,829
	Series A, 5.00% due 12/1/2024 - 12/1/2028	6,000,000	7,119,709
	Michigan State Building Authority, Series I, 5.00% due 10/15/2030	2,500,000	3,304,250
	Michigan State Building Authority (Facilities Program), Series I, 5.00% due 4/15/2023 - 4/15/2026	1,865,000	2,069,640
	Muskegon Public Schools (Insured: Q-SBLF) GO, Series- II, 5.00% due 5/1/2027	200,000	243,248
	Northern Michigan University, 5.00% due 6/1/2031 - 6/1/2032	1,300,000	1,711,175
	Royal Oak Hospital Finance Authority (William Beaumont Hospital), Series D, 5.00% due 9/1/2023 - 9/1/2024	3,240,000	3,533,992
	School District of the City of Dearborn (Insured: Q-SBLF) GO, 4.00% due 5/1/2022 - 5/1/2023	1,160,000	1,196,965
	School District of the City of Detroit (Wayne County School Building & Site; Insured: Q-SBLF) GO, Series A, 5.00% due 5/1/2022	3,000,000	3,046,233
	State Building Authority of the State of Michigan (Higher Education Facilities Program), Series I-A, 5.00% due 10/15/2022 - 10/15/2023	10,715,000	11,460,100
	State of Michigan Trunk Line Revenue, Series B, 5.00% due 11/15/2028 - 11/15/2030	32,500,000	42,327,958
	Wayne State University, Series A, 5.00% due 11/15/2023 - 11/15/2026	12,640,000	14,504,316
	West Ottawa Public Schools (Insured: AGM) GO,
	4.00% due 11/1/2031	395,000	489,843
	5.00% due 11/1/2028 - 11/1/2029	625,000	796,846
	Minnesota — 0.3%
	Minnesota Higher Education Facilities Authority, 5.00% due 10/1/2029	300,000	381,417
	Minnesota Housing Finance Agency (Collateralized: GNMA, FNMA, FHLMC),
	Series F,
	1.90% due 1/1/2029	200,000	200,673
	1.95% due 7/1/2029	465,000	466,804
[a]	Minnesota Housing Finance Agency (Residential Single Family Development; Collateralized: GNMA, FNMA, FHLMC), Series H, 0.65% (MUNIPSA + 0.55%) due 7/1/2041 (put 12/12/2023)	7,525,000	7,648,658
	Port Authority of the City of St. Paul (Minnesota Andersen Office Building), Series 3, 5.00% due 12/1/2022	1,250,000	1,303,265
	St. Paul Housing and Redevelopment Authority (HealthPartners), Series A, 5.00% due 7/1/2023 - 7/1/2025	1,850,000	2,020,420
[a,b]	Tender Option Bond Trust Receipts/Certificates (Guaranty: Deutsche Bank A.G.), Series 2021-XF1130, 0.35% due 12/1/2061 (put 1/7/2022)	4,775,000	4,775,000
	Mississippi — 0.2%
	Mississippi Development Bank (City of Gulfport) GO,
	4.00% due 9/1/2031	395,000	458,256
	5.00% due 9/1/2028	310,000	383,778

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Mississippi Development Bank (Jackson Public School District; Insured: BAM), 5.00% due 10/1/2024 - 10/1/2028	$ 2,400,000	$ 2,866,860
	Mississippi Development Bank (MDOT-Harrison County Highway), Series A, 5.00% due 1/1/2022 - 1/1/2023	2,500,000	2,570,282
	Mississippi Development Bank (MDOT-Madison County Highway), Series C, 5.00% due 1/1/2022 - 1/1/2023	2,250,000	2,308,569
	Missouri — 0.3%
	City of Excelsior Springs (Insured: BAM) COP,
	Series A, 4.00% due 9/1/2024 - 9/1/2028	1,860,000	2,129,450
	Series B, 4.00% due 3/1/2025 - 3/1/2030	1,230,000	1,409,404
	City of Kansas City Water Revenue, Series A, 5.00% due 12/1/2029 - 12/1/2032	2,020,000	2,722,213
	Kansas City Municipal Assistance Corp. (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC), Series B-1, Zero Coupon due 4/15/2022	5,040,000	5,033,156
	Missouri (City of Independence Electric System) DFB ISD, Series F, 4.00% due 6/1/2022	3,155,000	3,199,416
	Special Administrative Board of the Transitional School District of the City of St. Louis (State Aid Withholding) GO, 4.00% due 4/1/2022	3,300,000	3,330,192
	Nebraska — 1.3%
[a]	Central Plains Energy Project, 4.00% due 12/1/2049 (put 8/1/2025)	8,500,000	9,424,052
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 3/1/2050 (put 1/1/2024)	50,000,000	53,992,550
	Douglas County Hospital Authority No. 3 (Nebraska Methodist Health System), 5.00% due 11/1/2022 - 11/1/2025	6,980,000	7,694,639
	Nevada — 2.9%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2023 - 9/1/2027	1,705,000	1,952,866
	Carson City (Carson Tahoe Regional Healthcare) ETM, 5.00% due 9/1/2022	2,450,000	2,526,558
	Clark County School District (Acquisition of Transportation & Technology Equipment) GO,
	Series C, 5.00% due 6/15/2022	2,560,000	2,613,716
	Series D, 5.00% due 6/15/2022	27,150,000	27,719,688
	Clark County School District (Insured: BAM) GO, Series B, 5.00% due 6/15/2025	6,910,000	7,956,416
	Clark County School District GO, Series A, 5.00% due 6/15/2023	4,000,000	4,267,812
	County of Washoe GO, 5.00% due 7/1/2027 - 7/1/2031	15,220,000	20,000,051
	Las Vegas Convention and Visitors Authority, Series C, 5.00% due 7/1/2023 - 7/1/2026	3,050,000	3,473,822
	Las Vegas Valley Water District GO,
	Series A, 5.00% due 6/1/2023 - 6/1/2026	55,955,000	62,462,531
	Series B, 5.00% due 12/1/2025	20,000,000	23,003,880
	State of Nevada (Water Pollution Control Revolving Fund) GO, 5.00% due 8/1/2030	1,530,000	1,964,170
	New Hampshire — 0.0%
	New Hampshire Municipal Bond Bank (Educational Facilities; Insured: State Intercept), Series C, 5.25% due 8/15/2022	2,770,000	2,854,859
	New Jersey — 3.2%
	City of Jersey City (Qualified General Improvement; Insured: BAM) (State Aid Withholding) GO, Series A, 5.00% due 8/1/2022 - 8/1/2023	4,985,000	5,237,363
	City of Newark GO, Series E, 1.25% due 10/3/2022	4,000,000	4,027,212
	Essex County Improvement Authority (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re) GO, 5.50% due 10/1/2024	5,000,000	5,693,560
	Hudson County Improvement Authority, Series C-1, 1.00% due 8/16/2022	3,400,000	3,416,684
	New Jersey (New Jersey Transit Corporation) (State Aid Withholding) EDA, Series B, 5.00% due 11/1/2024	8,000,000	8,977,984
	New Jersey (New Jersey Transit Corporation) EDA,
	5.00% due 11/1/2029	40,000	50,889
	Series B, 5.00% due 11/1/2023	2,500,000	2,703,555
	New Jersey (School Facilities Construction) EDA,
	5.00% due 6/15/2028 - 6/15/2029	4,190,000	5,231,638
	Series NN, 5.00% due 3/1/2026	1,410,000	1,483,104
	Series UU, 5.00% due 6/15/2028 (pre-refunded 6/15/2024)	7,930,000	8,801,372
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	2,750,000	3,420,568
	New Jersey (Self Designated Social Bonds) EDA, Series QQQ, 5.00% due 6/15/2030 - 6/15/2031	830,000	1,074,084
	New Jersey (State of New Jersey Department of the Treasury) EDA,
	5.00% due 6/15/2028 - 6/15/2031	5,240,000	6,615,616
	Series BBB, 5.50% due 6/15/2029	1,000,000	1,216,052
	New Jersey (Virtua Health Issue) HFFA, 5.00% due 7/1/2023 - 7/1/2024	1,535,000	1,664,397
	New Jersey EDA,
	Series- II, 5.00% due 3/1/2025	775,000	780,607
	Series XX, 5.00% due 6/15/2026	1,140,000	1,304,912
	New Jersey Transportation Trust Fund Authority,
	Series A, 5.00% due 12/15/2029	1,550,000	1,935,190
	Series-A, 5.00% due 6/15/2028	4,240,000	4,960,083
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
	5.00% due 6/15/2023 - 6/15/2024	6,275,000	6,819,292
	Series A, 5.25% due 12/15/2022	2,000,000	2,090,722
	Series A-1, 5.00% due 6/15/2025 - 6/15/2027	30,535,000	35,767,109
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements; Insured: AMBAC), Series B, 5.25% due 12/15/2023	3,545,000	3,869,375
	New Jersey Transportation Trust Fund Authority (Transportation System),
	5.00% due 12/15/2025 - 12/15/2027	21,850,000	26,335,746

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series A, 5.00% due 6/15/2024	$ 950,000	$ 1,051,516
	State of New Jersey (COVID-19 GO Emergency Bonds) GO, Series A, 5.00% due 6/1/2024 - 6/1/2029	23,500,000	28,875,800
	New Mexico — 1.2%
	Albuquerque Bernalillo County Water Utility Authority,
	4.00% due 7/1/2030	700,000	844,383
	5.00% due 7/1/2028 - 7/1/2029	2,785,000	3,528,981
	Albuquerque Municipal School District No 12 (State Aid Witholding) GO, Series A, 5.00% due 8/1/2022 - 8/1/2026	1,675,000	1,853,140
	Carlsbad Municipal School District (Educational Facilities) (State Aid Withholding) ETM GO, 5.00% due 8/1/2023	1,650,000	1,771,970
	City of Albuquerque (City Infrastructure Improvements) GO, Series A, 5.00% due 7/1/2023	1,360,000	1,456,971
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series A, 0.875% due 6/1/2040 (put 10/1/2026)	2,000,000	1,981,406
[a]	Series B, 2.125% due 6/1/2040 (put 6/1/2022)	3,500,000	3,521,192
[a]	Series C, 1.15% due 6/1/2040 (put 6/1/2024)	4,500,000	4,542,039
[a]	Series D, 1.10% due 6/1/2040 (put 6/1/2023)	7,000,000	7,041,545
	City of Santa Fe (El Castillo Retirement Residences), 4.50% due 5/15/2022	565,000	570,746
	County of Santa Fe GRT, 3.00% due 6/1/2027	1,000,000	1,098,020
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), 5.00% due 8/1/2024 - 8/1/2025	1,780,000	2,016,586
	New Mexico Mortgage Finance Authority (Collateralized: GNMA, FNMA, FHLMC), Series F, 3.50% due 7/1/2050	9,335,000	10,171,939
[a]	New Mexico Mortgage Finance Authority (JLG Central 217 LLLP), 0.53% due 11/1/2024 (put 5/1/2024)	8,500,000	8,494,373
	New Mexico Municipal Energy Acquisition Authority,
	Series A,
	4.00% due 11/1/2023 - 11/1/2024	2,650,000	2,858,000
[a]	5.00% due 11/1/2039 (put 5/1/2025)	4,600,000	5,217,182
	New Mexico State University, Series B, 5.00% due 4/1/2022	575,000	581,595
	New Mexico State University (Insured: BAM), Series A, 5.00% due 4/1/2029	1,645,000	2,041,956
	New Mexico State University ETM, Series B, 5.00% due 4/1/2022	675,000	682,765
	Rio Rancho Public School District No. 94 (State Aid Withholding) GO, Series A, 5.00% due 8/1/2026	1,085,000	1,290,049
	Santa Fe County (County Buildings & Facilities) GRT, Series A, 5.00% due 6/1/2025	1,250,000	1,436,530
	State of New Mexico Severance Tax Permanent Fund, Series A, 5.00% due 7/1/2026	600,000	714,208
	New York — 5.8%
	City of New York (City Budget Financial Management) GO,
	Series D, 5.00% due 8/1/2022	3,000,000	3,083,082
	Series G, 5.00% due 8/1/2022 - 8/1/2023	16,145,000	17,041,774
	Series J, 5.00% due 8/1/2023 - 8/1/2024	33,130,000	36,514,866
	Series K, 5.00% due 8/1/2022	13,075,000	13,437,034
	City of New York GO, Series J, 5.00% due 8/1/2026	750,000	897,979
	County of Nassau (Insured: AGM) GO, Series A, 5.00% due 4/1/2028 - 4/1/2031	4,500,000	5,759,728
	County of Suffolk (Insured: AGM) GO, Series A, 5.00% due 2/1/2025	800,000	909,165
	County of Suffolk (Insured: BAM) GO, Series D, 5.00% due 10/15/2025	750,000	872,978
	Erie County (State Aid Witholding) IDA, Series A, 5.00% due 5/1/2029 - 5/1/2030	3,300,000	4,275,847
	Long Island Power Authority, Series A, 5.00% due 9/1/2026 - 9/1/2030	3,475,000	4,396,116
	Metropolitan Transportation Authority,
	Series A-1, 5.00% due 11/15/2025	1,265,000	1,442,338
	Series B,
	4.00% due 11/15/2026	1,660,000	1,894,156
	5.00% due 11/15/2028	1,230,000	1,457,749
	Series C-1,
	5.00% due 11/15/2027	1,070,000	1,236,726
	5.25% due 11/15/2028 - 11/15/2029	16,100,000	18,724,128
	Series D-1, 5.00% due 11/15/2028 - 11/15/2029	4,990,000	5,756,013
	Series F, 5.00% due 11/15/2025	1,055,000	1,222,281
	Metropolitan Transportation Authority (Green Bond),
	Series A2, 5.00% due 11/15/2027	3,450,000	4,094,187
	Series B, 5.00% due 11/15/2025 - 11/15/2027	6,650,000	7,808,355
	Series C-1, 5.00% due 11/15/2024 - 11/15/2026	6,840,000	7,936,986
	Metropolitan Transportation Authority (Transit and Commuter System), Series B-1, 5.00% due 5/15/2022	15,430,000	15,696,723
	Monroe County (St. John Fisher College) IDC, Series A, 5.00% due 6/1/2022	2,000,000	2,036,614
	Nassau County Interim Finance Authority, Series A, 5.00% due 11/15/2025 - 11/15/2031	8,120,000	10,808,463
[a]	Nassau County Local Economic Assistance Corp. (Park Lake Hempstead L.P.), 0.30% due 11/1/2024 (put 11/1/2023)	4,000,000	4,005,244
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	5.00% due 11/1/2026 - 11/1/2031	18,985,000	24,219,875
	Series 1, 5.00% due 11/1/2026 - 11/1/2029	9,000,000	11,240,291
	Series D, 5.00% due 11/1/2024 - 11/1/2025	2,750,000	3,137,614
	Series G5, 5.00% due 5/1/2028	1,500,000	1,882,016
	New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.), Series A, 5.00% due 12/1/2026	2,500,000	2,985,550

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	New York City Water & Sewer System,
	Series DD, 5.00% due 6/15/2026	$ 1,250,000	$ 1,491,750
	Series EE, 5.00% due 6/15/2031	7,000,000	9,433,067
	New York State Dormitory Authority, Series A, 5.00% due 3/15/2030	8,040,000	9,951,253
	New York State Dormitory Authority (School Districts Financing Program) (State Aid Withholding), Series G, 5.00% due 10/1/2022	300,000	310,348
	New York State Dormitory Authority (School Districts Financing Program; Insured: AGC) (State Aid Withholding), Series B, 5.25% due 10/1/2023	140,000	140,506
	New York State Dormitory Authority (School Districts Financing Program; Insured: AGM) (State Aid Withholding), Series A, 5.00% due 10/1/2022 - 10/1/2024	6,300,000	6,814,129
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A, 5.00% due 2/15/2025 - 3/15/2031	22,610,000	29,487,694
	Series D, 5.00% due 2/15/2030	1,230,000	1,602,493
	New York State Dormitory Authority (State of New York Sales Tax Revenue), Series E, 5.00% due 3/15/2029	4,135,000	5,182,271
[a]	New York State Energy Research & Development Authority (New York State Electric & Gas Corp.), Series C, 2.625% due 4/1/2034 (put 7/3/2023)	1,415,000	1,453,339
	New York State Environmental Facilities Corp. (State of New York State Revolving Fund), 5.00% due 5/15/2025	1,075,000	1,191,900
	New York State Housing Finance Agency (Green Bond), Series I, 2.70% due 11/1/2023	2,125,000	2,204,348
	New York State Thruway Authority (Governor Thomas E. Dewey Thruway),
	Series I, 5.00% due 1/1/2022	3,000,000	3,000,000
	Series K, 5.00% due 1/1/2024 - 1/1/2025	3,000,000	3,356,794
	New York State Urban Development Corp.,
	5.00% due 3/15/2031	1,500,000	1,975,586
	Series E, 5.00% due 3/15/2031	5,000,000	6,504,015
	State of New York Mortgage Agency,
	Series 223,
	1.85% due 4/1/2026	400,000	412,133
	1.90% due 10/1/2026	815,000	841,051
	1.95% due 4/1/2027	1,000,000	1,033,227
	2.00% due 10/1/2027	775,000	801,370
	2.05% due 4/1/2028	450,000	465,335
	2.25% due 4/1/2030	1,320,000	1,356,758
	2.30% due 10/1/2030	1,110,000	1,140,239
	Town of Oyster Bay (Insured: BAM) GO, 4.00% due 11/1/2023 - 11/1/2026	3,195,000	3,540,302
	Town of Oyster Bay GO, 4.00% due 3/1/2024	825,000	887,476
	Triborough Bridge and Tunnel Authority (MTA Bridges and Tunnels), Series C-1, 5.00% due 11/15/2026	4,000,000	4,825,160
	West Seneca Central School District (Insured: BAM) (State Aid Withholding) GO, 5.00% due 11/15/2022	1,000,000	1,040,236
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2024 - 7/1/2028	1,395,000	1,574,869
	North Carolina — 1.2%
	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group),
[a]	Series C, 5.00% due 1/15/2050 (put 12/1/2028)	6,000,000	7,494,012
[a]	Series D, 5.00% due 1/15/2049 (put 12/1/2031)	1,250,000	1,656,724
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System),
	Series A,
	4.00% due 1/15/2022	875,000	875,935
	5.00% due 1/15/2023 - 1/15/2024	4,255,000	4,450,427
	City of Charlotte (Equipment Acquisition & Public Facilities) ETM COP, Series C, 5.00% due 12/1/2022 - 12/1/2025	6,840,000	7,528,279
[a]	Columbus County Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), 2.00% due 11/1/2033 (put 10/1/2024)	1,100,000	1,136,615
	County of Buncombe (Primary, Middle School & Community College Facilities), Series A, 5.00% due 6/1/2022 - 6/1/2024	2,350,000	2,485,744
	County of Dare (Educational Facility Capital Projects),
	Series A,
	4.00% due 6/1/2022	490,000	497,422
	5.00% due 6/1/2024	700,000	745,706
	County of New Hanover, 4.00% due 8/1/2025	2,300,000	2,585,324
	County of Randolph,
	Series B, 5.00% due 10/1/2022 - 10/1/2023	2,495,000	2,608,466
	Series C, 5.00% due 10/1/2023	400,000	432,618
	New County Hanover, 5.00% due 8/1/2027	3,685,000	4,536,279
	North Carolina Eastern Municipal Power Agency ETM, Series A, 5.00% due 1/1/2022	4,715,000	4,715,000
	North Carolina Municipal Power Agency (Catawba Electric), Series B, 4.00% due 1/1/2022	1,250,000	1,250,000
	North Carolina Turnpike Authority, 5.00% due 1/1/2023 - 1/1/2029	18,130,000	21,021,971
	Winston-Salem State University (Student Housing and Student Services Facilities), 5.00% due 4/1/2022	945,000	955,235
	North Dakota — 0.0%
	County of McKenzie, 5.00% due 8/1/2022	1,000,000	1,026,863
	Ohio — 2.7%
	American Municipal Power, Inc. (AMP Fremont Energy Center),
	5.00% due 2/15/2028 - 2/15/2032	6,200,000	8,069,077

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
[a]	Series A2, 1.00% due 2/15/2048 (put 8/15/2024)	$ 3,000,000	$ 3,038,229
	Series B, 5.00% due 2/15/2022	2,750,000	2,764,677
	Cincinnati City School District Board of Education (Educational Facilities; Insured: Natl-Re) GO, 5.25% due 12/1/2023	2,690,000	2,939,164
	City of Cleveland (Municipal Street System Improvements) GO,
	Series A,
	4.00% due 12/1/2022 - 12/1/2023	6,725,000	7,065,002
	5.00% due 12/1/2025 - 12/1/2026	7,165,000	8,355,288
	City of Cleveland (Parks & Recreation Facilities),
	Series A2, 5.00% due 11/15/2022	1,030,000	1,071,663
	Series A3, 5.00% due 10/1/2022 - 10/1/2023	1,230,000	1,301,485
	City of Cleveland (Public Facilities Improvements), Series B1, 5.00% due 10/1/2025 - 10/1/2028	3,200,000	3,897,906
	City of Cleveland (Public Facilities), Series A1, 5.00% due 10/1/2022 - 10/1/2023	2,060,000	2,184,277
	City of Cleveland Income Tax Revenue, Series A1, 4.00% due 10/1/2031	500,000	611,988
	City of Columbus GO, Series A, 5.00% due 4/1/2022	1,800,000	1,820,776
	City of Toledo (Water System Improvements), 5.00% due 11/15/2022 - 11/15/2023	5,005,000	5,248,553
	County of Cuyahoga (Convention Hotel Project) COP, 5.00% due 12/1/2023 - 12/1/2024	17,160,000	18,873,159
	County of Hamilton Sales Tax Revenue, Series A, 5.00% due 12/1/2029 - 12/1/2032	2,620,000	3,537,850
	County of Scioto (Southern Ohio Medical Center), 5.00% due 2/15/2025	1,695,000	1,908,641
	Franklin County Convention Facilities Authority (Greater Columbus Convention Center) ETM, 5.00% due 12/1/2022 - 12/1/2024	1,500,000	1,652,556
[a]	Ohio Higher Educational Facility Commission (Case Western Reserve University), Series C, 1.625% due 12/1/2034 (put 12/1/2026)	2,200,000	2,285,521
	Ohio Turnpike & Infrastructure Commission, Series A, 5.00% due 2/15/2027 - 2/15/2028	14,555,000	17,917,549
	Ohio Water Development Authority, Series A, 5.00% due 12/1/2030	1,000,000	1,187,716
	State of Ohio (Major New Street Infrastructure Project), Series 2016-1, 5.00% due 12/15/2026	1,000,000	1,192,325
	State of Ohio GO,
	Series A, 5.00% due 6/15/2028 - 6/15/2031	4,775,000	6,255,404
	Series C, 5.00% due 3/1/2029 - 3/1/2031	3,350,000	4,401,457
	Series V, 5.00% due 5/1/2022 - 5/1/2028	35,560,000	40,057,730
	Youngstown City School District (Educational Facilities) (State Aid Withholding) GO, 4.00% due 12/1/2022 - 12/1/2023	3,505,000	3,514,475
	Oklahoma — 1.0%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, 5.00% due 9/1/2027	1,000,000	1,190,955
	Cleveland County Educational Facilities Authority (Moore Public Schools) ISD,
	4.00% due 6/1/2030 - 6/1/2031	8,100,000	9,892,075
	5.00% due 6/1/2023 - 6/1/2030	10,155,000	11,912,388
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2024 - 9/1/2027	3,550,000	4,114,122
	Oklahoma (INTEGRIS Health) DFA, Series A, 5.00% due 8/15/2022 - 8/15/2025	4,725,000	5,146,468
	Oklahoma Capitol Improvement Authority (State Highway Capital Improvement), 5.00% due 7/1/2023	325,000	347,269
	Oklahoma County Finance Authority (Midwest City Public Service) ISD, 5.00% due 10/1/2022 - 10/1/2026	3,450,000	3,787,733
	Oklahoma Municipal Power Authority (Power Supply System; Insured: AGM), Series A, 5.00% due 1/1/2028 - 1/1/2030	2,550,000	3,208,115
	Pontotoc County Educational Facilities Authority (ADA Public Schools Project), 4.00% due 9/1/2026 - 9/1/2032	2,125,000	2,475,731
	Texas Water Development Board (Texas Water Development Board State Revolving Fund), Series A, 4.00% due 9/1/2030 - 9/1/2031	9,250,000	11,298,835
	Tulsa County Industrial Authority ISD, 5.00% due 9/1/2022	1,500,000	1,545,940
	Oregon — 0.4%
	Hillsboro School District No. 1J (School Capital Improvements) (State Aid Withholding) GO, 5.00% due 6/15/2025 - 6/15/2027	9,130,000	10,872,704
[a]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B-2, 5.00% due 7/1/2046 (put 2/1/2032)	5,500,000	7,382,953
	Tri-County Metropolitan Transportation District of Oregon, Series A, 5.00% due 10/1/2028	2,845,000	3,505,999
	Pennsylvania — 6.9%
	Allegheny County Higher Education Building Authority (Duquesne University of the Holy Spirit), Series A, 5.00% due 3/1/2023 - 3/1/2025	1,945,000	2,171,685
	Allegheny County Hospital Development Authority, Series A, 5.00% due 7/15/2028 - 7/15/2029	7,425,000	9,369,723
	Allegheny County Sanitary Authority (2015 Capital Project), 5.00% due 12/1/2023 - 12/1/2024	19,150,000	21,051,761
	Allegheny County Sanitary Authority (2015 Capital Project; Insured: BAM), 5.00% due 12/1/2025	1,000,000	1,167,827
	Allegheny County Sanitary Authority (Insured: BAM), 5.00% due 12/1/2029	2,830,000	3,291,276
	Altoona Area School District (State Aid Withholding) (Insured: AGM) GO ETM, 3.00% due 12/1/2022	1,335,000	1,367,582
	Bethlehem Area School District Authority (State Aid Withholding),
[a]	Series A, 0.384% (SOFR + 0.35%) due 1/1/2030 (put 11/1/2025)	2,995,000	2,968,431
[a]	Series C, 0.384% (SOFR + 0.35%) due 1/1/2032 (put 11/1/2025)	2,995,000	2,968,431
	City of Philadelphia (Insured: AGM) GO, 5.00% due 8/1/2025 - 8/1/2027	28,685,000	33,934,826
	City of Philadelphia (Pennsylvania Gas Works), 5.00% due 8/1/2023 - 8/1/2025	10,900,000	12,017,471
	City of Philadelphia (Water and Wastewater System), 5.00% due 10/1/2024 - 10/1/2026	5,455,000	6,290,100
	City of Philadelphia Airport Revenue, Series A, 5.00% due 7/1/2029	1,000,000	1,274,106
	City of Philadelphia GO, Series A, 5.00% due 8/1/2025	10,710,000	12,389,392
	City of Philadelphia Water & Wastewater Revenue,
	5.00% due 10/1/2027 - 10/1/2031	9,205,000	11,874,570
	Series C, 5.00% due 10/1/2032	1,355,000	1,806,494
	City of Pittsburgh (Insured: BAM) GO, 5.00% due 9/1/2022	1,100,000	1,134,016

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Commonwealth Financing Authority (Tobacco Master Settlement), 5.00% due 6/1/2023	$ 930,000	$ 990,334
	Commonwealth of Pennsylvania (Capital Facilities Projects) GO, Series 1, 5.00% due 3/15/2022	12,485,000	12,602,746
	Commonwealth of Pennsylvania (Capital Facilities) GO, Series D, 5.00% due 8/15/2023 - 8/15/2025	39,450,000	43,902,528
	Commonwealth of Pennsylvania GO, 5.00% due 7/15/2030	12,930,000	16,550,154
	Cumberland County Municipal Authority (Penn State Health Obligated Group), 5.00% due 11/1/2027 - 11/1/2029	3,150,000	3,943,096
	East Hempfield Township (Student Services, Inc.) IDA, 5.00% due 7/1/2035 - 7/1/2047 (pre-refunded 7/1/2025)	4,060,000	4,685,370
	Economy Borough Municipal Authority (Beaver County Sewer System; Insured: BAM) ETM, 4.00% due 12/15/2022	1,180,000	1,221,170
	Lancaster County Solid Waste Management Authority (Harrisburg Resource Recovery Facility),
	Series A,
	5.00% due 12/15/2023	2,680,000	2,923,205
	5.25% due 12/15/2024	4,770,000	5,223,761
	Luzerne County (Insured: AGM) GO, Series A, 5.00% due 11/15/2022 - 11/15/2024	9,160,000	9,987,142
	Luzerne County (Insured: AGM) IDA GO, 5.00% due 12/15/2022 - 12/15/2027	5,045,000	5,645,834
	Monroeville Finance Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2022	1,250,000	1,256,679
	Montgomery County Higher Education & Health Authority (Abington Memorial Hospital), 5.00% due 6/1/2022	2,800,000	2,852,363
	Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group), 5.00% due 9/1/2026 - 9/1/2029	3,575,000	4,394,415
	Northampton Borough Municipal Authority (Water System; Insured: AGM),
	3.00% due 5/15/2023	1,255,000	1,267,168
	4.00% due 5/15/2022	1,185,000	1,200,819
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA, 4.00% due 7/1/2030	1,600,000	1,823,587
	Pennsylvania (UPMC Obligated Group) EDFA,
	5.00% due 3/15/2026	220,000	259,189
	Series A, 5.00% due 11/15/2026	2,310,000	2,771,730
	Series A-1, 5.00% due 4/15/2024 - 4/15/2030	10,095,000	12,388,640
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	19,000,000	19,017,062
	Pennsylvania Higher Educational Facilities Authority (Shippensburg University Student Services, Inc. Student Housing) ETM, 4.00% due 10/1/2022	1,060,000	1,079,387
	Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System), 5.00% due 8/15/2027	1,000,000	1,227,449
	Pennsylvania Housing Finance Agency, Series 137, 5.00% due 4/1/2029 - 10/1/2029	675,000	844,842
	Pennsylvania Turnpike Commission,
	Series A-1, 5.00% due 12/1/2022 - 12/1/2027	5,050,000	5,938,057
	Series B, 5.00% due 12/1/2028 - 12/1/2031	5,025,000	6,577,758
	Philadelphia (Philadelphia) IDA, 5.00% due 5/1/2024 - 5/1/2028	2,975,000	3,507,315
	Philadelphia Gas Works Co. (Insured: AGM),
	Series A, 5.00% due 8/1/2024 - 8/1/2031	5,185,000	6,408,185
	Series B, 5.00% due 8/1/2024	500,000	557,111
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2022 - 4/1/2027	7,020,000	7,811,660
	Pittsburgh Water & Sewer Authority (Insured: AGM), Series B, 5.00% due 9/1/2028 - 9/1/2031	1,745,000	2,245,067
	Pittsburgh Water and Sewer Authority,
	Series A, 5.00% due 9/1/2024	7,365,000	7,910,334
	Series B, 5.00% due 9/1/2024 (pre-refunded 9/1/2023)	2,395,000	2,579,104
	Pittsburgh Water and Sewer Authority ETM, Series B, 5.00% due 9/1/2023	2,520,000	2,715,250
	Plum Borough School District (Insured: BAM) (State Aid Withholding) GO,
	Series A, 5.00% due 9/15/2022 - 9/15/2024	4,790,000	5,079,007
	Series B, 5.00% due 9/15/2023	470,000	504,282
	School District of Philadelphia (State Aid Withholding) (Green Bond) GO,
	5.00% due 9/1/2027	800,000	977,198
	Series B, 5.00% due 9/1/2028 - 9/1/2031	5,680,000	7,315,057
	School District of Philadelphia (State Aid Withholding) GO, Series A, 5.00% due 9/1/2023 - 9/1/2031	8,100,000	10,037,120
	Southeastern Pennsylvania Transportation Authority, 5.00% due 6/1/2022 - 6/1/2028	7,705,000	8,992,353
	Sports & Exhibition Authority of Pittsburgh and Allegheny County (Allegheny Regional Asset District; Insured: AGM),
	4.00% due 2/1/2022	1,200,000	1,203,251
	5.00% due 2/1/2029 - 2/1/2030	5,675,000	7,238,350
	University of Pittsburgh-of the Commonwealth System of Higher Education, 4.00% due 4/15/2026	6,500,000	7,382,258
	York County GO, Series A, 5.00% due 6/1/2028 - 6/1/2030	3,000,000	3,804,366
	Rhode Island — 0.8%
	Rhode Island Clean Water Finance Agency (Public Drinking Water Supply or Treatment Facilities), Series B, 5.00% due 10/1/2022 - 10/1/2023	4,660,000	4,933,456
	Rhode Island Commerce Corp.,
	Series A, 5.00% due 5/15/2031	6,875,000	8,956,028
	Series B, 5.00% due 6/15/2028	2,060,000	2,444,287
	Rhode Island Health and Educational Building Corp. (Providence College), Series B, 5.00% due 11/1/2028 - 11/1/2029	655,000	828,393
	Rhode Island Health and Educational Building Corp. (University of Rhode Island Auxiliary Enterprise), Series C, 5.00% due 9/15/2023	1,400,000	1,509,771
	Rhode Island Health and Educational Building Corp. (University of Rhode Island), Series B, 5.00% due 9/15/2022 - 9/15/2025	965,000	1,060,760
	State of Rhode Island and Providence Plantations (Consolidated Capital Development Loan) GO,
	Series A, 5.00% due 8/1/2022	9,825,000	10,098,273
	Series B, 4.00% due 10/15/2022	1,000,000	1,029,877

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	State of Rhode Island and Providence Plantations (Energy Conservation) COP, Series C, 5.00% due 4/1/2022	$ 2,020,000	$ 2,042,858
	State of Rhode Island and Providence Plantations (Information Technology) COP, Series C, 5.00% due 11/1/2024	3,010,000	3,389,170
	State of Rhode Island and Providence Plantations (Kent County Courthouse) COP, Series A, 5.00% due 10/1/2022 - 10/1/2023	3,600,000	3,792,534
	State of Rhode Island and Providence Plantations (Training School) COP, Series B, 5.00% due 10/1/2022 - 10/1/2023	5,325,000	5,586,505
	South Carolina — 0.3%
	Beaufort-Jasper Water & Sewer Authority (Waterworks & Sewer System), Series B, 5.00% due 3/1/2022 - 3/1/2025	4,000,000	4,309,511
	Berkeley County School District (School Facility Equipment Acquisition), 5.00% due 12/1/2024	2,000,000	2,257,482
	Charleston County (South Aviation Avenue Construction), 5.00% due 12/1/2022 - 12/1/2023	4,270,000	4,571,963
	City of Charleston Public Facilities Corp. (City of Charleston Project), Series A, 5.00% due 9/1/2022 - 9/1/2025	1,700,000	1,894,550
	Greenwood County (Self Regional Healthcare), Series B, 5.00% due 10/1/2022	1,000,000	1,011,617
	SCAGO Educational Facilities Corp. (School District of Pickens County), 5.00% due 12/1/2022 - 12/1/2025	3,510,000	3,899,462
	South Dakota — 0.2%
	County of Lawrence (Insured: AGM) COP,
	4.00% due 12/1/2032	460,000	553,108
	5.00% due 12/1/2025 - 12/1/2029	310,000	380,498
	South Dakota Building Authority,
	Series B,
	5.00% due 6/1/2022	500,000	509,443
	5.00% due 6/1/2024 (pre-refunded 6/1/2023)	1,000,000	1,065,421
	South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group), Series A, 5.00% due 9/1/2025 - 9/1/2027	3,350,000	4,022,331
	South Dakota Health & Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2022 - 11/1/2025	2,475,000	2,732,592
	Tennessee — 0.5%
	Shelby County (Public Improvements & School Bonds) GO, Series B, 5.00% due 4/1/2029	4,445,000	5,692,000
[a]	Tennergy Corp. (Guaranty: Morgan Stanley Group), Series A, 4.00% due 12/1/2051 (put 9/1/2028)	16,500,000	19,092,628
	Tennessee Energy Acquisition Corp. (The Gas Project; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.25% due 9/1/2023	1,115,000	1,198,980
[a]	Tennessee Energy Acquisition Corp. (The Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	3,500,000	4,504,084
	Texas — 14.0%
	Austin Community College District GO, 5.00% due 8/1/2028 - 8/1/2031	4,980,000	6,452,663
	Bexar County Hospital District (University Health System) GO, 5.00% due 2/15/2022 - 2/15/2027	7,355,000	8,191,130
	Board of Regents of the University of Texas System, Series A, 5.00% due 8/15/2030	4,500,000	5,963,058
	City of Austin (Electric Utility), Series A, 5.00% due 11/15/2029 - 11/15/2031	7,400,000	9,704,466
	City of Austin (Water and Wastewater System), 5.00% due 11/15/2022	245,000	245,778
	City of Beaumont (Waterworks & Sewer System Improvements; Insured: AGM), Series A, 5.00% due 9/1/2023 - 9/1/2024	7,500,000	8,080,235
	City of Beaumont GO, 5.00% due 3/1/2022 - 3/1/2026	3,930,000	4,333,977
	City of Brownsville (Water, Wastewater & Electric Utilities Systems),
	5.00% due 9/1/2022	1,300,000	1,339,507
	Series A, 5.00% due 9/1/2022 - 9/1/2023	3,900,000	4,125,876
	City of Bryan (Electric System Improvements), Series B, 5.00% due 7/1/2026	535,000	635,115
	City of Bryan Electric System Revenue (Insured: AGM), Series A, 5.00% due 7/1/2027 - 7/1/2030	1,600,000	2,035,082
	City of Conroe GO, 5.00% due 3/1/2026 - 3/1/2029	810,000	989,022
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2022 - 2/15/2025	5,500,000	5,930,545
	City of Dallas (Trinity River Corridor Infrastructure) GO,
	5.00% due 2/15/2024 - 2/15/2026	20,640,000	22,631,642
	Series A, 5.00% due 2/15/2024	10,235,000	10,770,475
	City of Dallas GO, 5.00% due 2/15/2022 - 2/15/2024	20,635,000	20,746,697
	City of El Paso GO,
	Series B, 5.00% due 8/15/2028 - 8/15/2031	1,380,000	1,777,786
	Series C, 5.00% due 8/15/2028 - 8/15/2031	1,615,000	2,084,993
	City of Houston (Airport System),
	Series B, 5.00% due 7/1/2025 - 7/1/2028	9,105,000	10,828,427
	Series D, 5.00% due 7/1/2027	3,355,000	4,070,091
	City of Houston (Combined Utility System),
	Series A, 5.00% due 11/15/2028 - 11/15/2031	3,475,000	4,576,628
	Series C, 5.00% due 5/15/2022 - 5/15/2024	14,695,000	15,828,541
	Series D, 5.00% due 11/15/2022 - 11/15/2024	17,535,000	18,937,309
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2023 - 3/1/2028	48,505,000	55,729,287
	City of Laredo (Acquire & Purchase Personal Property) GO, 5.00% due 2/15/2022 - 2/15/2026	4,505,000	4,945,281
	City of Laredo (City Infrastructure Improvements) GO, Series A, 5.00% due 2/15/2022 - 2/15/2027	2,750,000	3,123,289
	City of Laredo (Sports Venues; Insured: AGM) ETM, 5.00% due 3/15/2022 - 3/15/2024	3,800,000	3,933,206
	City of Lubbock (Waterworks System) GO, 5.00% due 2/15/2022 - 2/15/2025	29,935,000	32,909,709
	City of Lubbock Electric Light & Power System Revenue, 5.00% due 4/15/2025 - 4/15/2031	5,675,000	7,040,156
	City of McAllen (International Toll Bridge System; Insured: AGM), Series A, 5.00% due 3/1/2024 - 3/1/2027	3,015,000	3,436,122
	City of Pflugerville GO, 5.00% due 8/1/2026	900,000	1,073,929

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
[a]	City of San Antonio, 1.75% due 2/1/2049 (put 12/1/2025)	$10,750,000	$ 11,234,277
	City of San Antonio (CPS Energy), 5.25% due 2/1/2024	7,000,000	7,705,355
	City of San Antonio (San Antonio Water System), Series A, 5.00% due 5/15/2023 - 5/15/2026	3,700,000	4,174,557
	City of San Antonio GO, 5.00% due 8/1/2026	1,400,000	1,675,855
	City of San Antonio Public Facilities Corp. (Convention Center Refinancing & Expansion), 5.00% due 9/15/2022	1,450,000	1,497,324
	Clifton Higher Education Finance Corp. (IDEA Public Schools), 5.00% due 8/15/2023	575,000	603,052
	Comal (Insured: PSF-GTD) ISD GO, 5.00% due 2/1/2024 - 2/1/2029	3,350,000	4,071,202
	Conroe (Insured: PSF-GTD) ISD GO,
	5.00% due 2/15/2031	500,000	620,987
	Series A, 5.00% due 2/15/2030	2,000,000	2,608,574
	Cypress-Fairbanks (Insured: PSF-GTD) ISD GO,
	Series A, 5.00% due 2/15/2028 - 2/15/2031	6,000,000	7,693,619
[a]	Series A-2, 1.25% due 2/15/2036 (put 8/15/2022)	5,500,000	5,531,922
[a]	Series B-1, 1.25% due 2/15/2036 (put 8/15/2022)	3,500,000	3,520,314
[a]	Series B-3, 1.25% due 2/15/2040 (put 8/15/2022)	7,000,000	7,040,628
	Dallas (Insured: PSF-GTD) ISD GO,
[a]	5.00% due 2/15/2036 (pre-refunded 2/15/2022)	60,000	60,325
	Series B,
	5.00% due 2/15/2036 (pre-refunded 2/15/2022)	760,000	764,112
[a]	5.00% due 2/15/2036 (pre-refunded 2/15/2022)	3,155,000	3,172,186
	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2022 - 2/15/2027	12,435,000	14,120,990
	Denton (Insured: PSF-GTD) ISD GO,
[a]	2.00% due 8/1/2043 (put 8/1/2023)	700,000	717,994
[a]	Series B, 2.00% due 8/1/2044 (put 8/1/2024)	2,500,000	2,599,927
[a]	Fort Bend (Insured: PSF-GTD) ISD GO, Series B, 0.72% due 8/1/2051 (put 8/1/2026)	5,000,000	5,010,315
	Goose Creek (Insured: PSF-GTD) ISD GO,
	Series B,
[a]	0.15% due 10/1/2049 (put 10/3/2022)	1,000,000	998,838
[a]	0.60% due 2/15/2035 (put 8/17/2026)	2,000,000	1,987,376
	Grayson County (State Highway Toll System) GO, 5.00% due 1/1/2022	3,000,000	3,000,000
	Greater Texas Cultural Education Facilities Finance Corp., 5.00% due 3/1/2027	400,000	479,792
	Greater Texas Cultural Education Facilities Finance Corp. (County of Fort Bend), Series A, 5.00% due 3/1/2030	475,000	607,171
	Gulf Coast Waste Disposal Authority (Bayport Area Wastewater Treatment System; Insured: AGM), 5.00% due 10/1/2022 - 10/1/2025	3,485,000	3,786,070
	Harris County (Flood Control) GO, Series A, 5.00% due 10/1/2025 - 10/1/2027	14,305,000	17,449,705
	Harris County (Tax Road) GO, Series A, 5.00% due 10/1/2025 - 10/1/2028	8,985,000	10,970,518
	Harris County (Texas Permanent Improvement) GO, Series A, 5.00% due 10/1/2025 - 10/1/2027	11,565,000	14,096,942
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health), Series A, 5.00% due 12/1/2022 - 12/1/2025	6,445,000	7,250,586
	Harris County Cultural Education Facilities Finance Corp. (TECO Project), 5.00% due 11/15/2023 - 11/15/2027	5,300,000	6,271,249
[a]	Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital Obligated Group), 5.00% due 10/1/2051 (put 10/1/2031)	15,265,000	20,389,689
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center), Series A, 5.00% due 5/15/2026 - 5/15/2029	10,700,000	12,900,646
	Harris County-Houston Sports Authority (Insured: AGM), Series A, 5.00% due 11/15/2022 - 11/15/2024	18,995,000	20,658,507
	Harris County-Houston Sports Authority (Insured: AGM) ETM, Series A, 5.00% due 11/15/2022	4,320,000	4,495,789
	Hays County GO, 5.00% due 2/15/2022 - 2/15/2025	6,000,000	6,376,551
	Highland Park (Insured: PSF-GTD) ISD GO, 5.00% due 2/15/2024	1,015,000	1,117,951
[a]	Houston (Insured: PSF-GTD) ISD GO, Series B, 3.00% due 6/1/2036 (put 6/1/2024)	3,000,000	3,191,958
	Houston Community College System GO, Series A, 5.00% due 2/15/2029 - 2/15/2031	5,920,000	7,715,600
	Houston Higher Education Finance Corp. (KIPP, Inc.; Insured: PSF-GTD), 5.00% due 8/15/2022	1,185,000	1,218,743
	Katy (Educational Facilities Improvements; Insured: PSF-GTD) ISD GO, Series A, 5.00% due 2/15/2023 - 2/15/2026	9,670,000	10,898,983
	Keller (Insured: PSF-GTD) ISD GO, Series A, 5.00% due 8/15/2023	1,715,000	1,845,439
	La Salle County (Insured: AGM) GO, 5.00% due 3/1/2022 - 3/1/2028	18,885,000	21,865,848
	Laredo Community College District (School Facilities Improvements) GO, 5.00% due 8/1/2022 - 8/1/2024	1,980,000	2,121,582
	Lower Colorado River Authority,
	Series A,
	5.00% due 5/15/2025	8,020,000	8,157,920
	5.00% due 5/15/2025 (pre-refunded 5/15/2022)	55,000	55,950
	Lower Colorado River Authority (LCRA Transmission Services Corp.), 5.00% due 5/15/2026 - 5/15/2031	5,125,000	6,509,315
	Metropolitan Transit Authority of Harris County,
	5.00% due 11/1/2022 - 11/1/2028	18,750,000	22,012,073
	Series D, 5.00% due 11/1/2022 - 11/1/2027	7,355,000	8,303,203
	New Caney (Insured: PSF-GTD) ISD GO,
[a]	1.25% due 2/15/2050 (put 8/15/2024)	2,500,000	2,551,872
	5.00% due 2/15/2024 (pre-refunded 8/15/2022)	865,000	890,123
	North Fort Bend Water Authority (Insured: BAM), 5.00% due 12/15/2028 - 12/15/2029	950,000	1,211,241
	North Harris County Regional Water Authority (Regional Water Production Design, Acquisition and Construction), 5.00% due 12/15/2023 - 12/15/2026	4,490,000	5,221,520

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	North Texas Tollway Authority (North Texas Tollway System),
	Series A, 5.00% due 1/1/2026 - 1/1/2029	$ 7,550,000	$ 9,315,541
	Series B, 5.00% due 1/1/2029 - 1/1/2031	4,350,000	5,614,787
	North Texas Tollway Authority ETM, 5.00% due 1/1/2022	655,000	655,000
	Pecos Barstow Toyah (Insured: PSF-GTD) ISD GO,
	4.00% due 2/15/2031	1,445,000	1,761,121
	5.00% due 2/15/2030	3,600,000	4,680,356
[a]	Pflugerville (Insured: PSF-GTD) ISD GO, Series A, 2.25% due 8/15/2037 (put 8/15/2022)	2,750,000	2,782,750
	Port Authority of Houston of Harris County Texas GO, Series A-2, 5.00% due 10/1/2030	400,000	530,620
	Rio Grande City (Insured: PSF-GTD) ISD GO, 5.00% due 8/15/2025 - 8/15/2031	5,305,000	6,756,932
	Round Rock (Educational Facilities Improvements) ISD GO, 5.00% due 8/1/2026 - 8/1/2027	2,100,000	2,547,189
	Round Rock (Educational Facilities Improvements; Insured: PSF-GTD) ISD GO, 5.00% due 8/1/2022 - 8/1/2029	8,065,000	9,277,038
	Round Rock (Scholl Improvements; Insured: PSF-GTD) ISD GO, 5.00% due 8/1/2026	6,240,000	7,498,945
	San Antonio (Insured: PSF-GTD) ISD GO,
	5.00% due 8/15/2027 - 8/15/2029	5,430,000	6,554,476
	Series B, 5.00% due 8/15/2027 - 8/15/2029	4,150,000	5,256,248
	San Antonio Water System,
[a]	Series 2013F, 1.00% due 5/1/2043 (put 11/1/2026)	20,000,000	20,314,060
	Series A,
[a]	2.625% due 5/1/2049 (put 5/1/2024)	3,000,000	3,157,665
	5.00% due 5/15/2023	425,000	452,359
	Series C, 5.00% due 5/15/2029 - 5/15/2030	2,000,000	2,585,444
	Stephen F Austin State University, 5.00% due 10/15/2022 - 10/15/2029	9,690,000	11,414,804
	Sugar Land Waterworks And Sewer Revenue, 5.00% due 8/15/2029	2,010,000	2,598,295
	Tarrant Regional Water District, Series A, 5.00% due 3/1/2022 - 3/1/2027	7,850,000	8,919,371
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2025 - 12/15/2030	3,750,000	4,577,195
	Texas State University System, Series A, 5.00% due 3/15/2028 - 3/15/2030	13,090,000	16,605,602
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2022 - 8/15/2024	2,130,000	2,306,770
	Texas Transportation Commission (Highway Improvements) GO, Series A, 5.00% due 4/1/2022 - 4/1/2024	10,380,000	11,037,848
	Texas Transportation Commission State Highway Fund, Series A, 5.00% due 4/1/2024	1,650,000	1,821,917
	Texas Water Development Board, 5.00% due 8/1/2031	2,920,000	3,850,020
	Texas Water Development Board (Texas Water Development Board State Revolving Fund), 5.00% due 8/1/2029 - 8/1/2031	6,180,000	8,159,073
	Waco Educational Finance Corp. (Baylor University), 5.00% due 3/1/2029 - 3/1/2031	3,220,000	4,174,352
	Walnut Creek Special Utility District (Water System Improvements; Insured: BAM), 5.00% due 1/10/2022 - 1/10/2024	1,275,000	1,346,228
	Utah — 1.1%
[a]	County of Utah (IHC Health Services, Inc. Obligated Group), Series B-1, 5.00% due 5/15/2056 (put 8/1/2022)	9,500,000	9,645,483
	Granite School District Board of Education (Insured: SCH BD GTY) GO, 5.00% due 6/1/2030	4,135,000	5,442,363
	University of Utah, Series A-1, 5.00% due 8/1/2029 - 8/1/2031	1,350,000	1,773,975
	Utah State Board of Regents (Insured: Natl-Re), Series A, 5.50% due 4/1/2029	30,365,000	38,519,156
	Utah Transit Authority (Integrated Mass Transit System), Series A, 5.00% due 6/15/2022 - 6/15/2025	3,545,000	3,891,752
	Virginia — 0.9%
	City of Richmond GO, Series A, 5.00% due 7/15/2031	5,070,000	6,683,903
	County of Fairfax (State Aid Withholding) GO,
	Series A,
	4.50% due 10/1/2027	4,975,000	6,041,157
	5.00% due 10/1/2030	2,000,000	2,636,758
	County of Henrico (State Aid Witholding) GO, Series A, 5.00% due 8/1/2030	1,000,000	1,329,079
	Fairfax County (Inova Health System) IDA,
	4.00% due 5/15/2022	5,550,000	5,622,566
	5.00% due 5/15/2022	5,000,000	5,083,540
[a]	Halifax County (VirginiaI Electric and Power Co. Project) IDA, Series A, 0.45% due 12/1/2041 (put 4/1/2022)	2,000,000	1,999,938
	Hampton Roads Transportation Accountability Commission, Series A, 5.00% due 7/1/2026	10,500,000	12,531,971
	Virginia Commonwealth Transportation Board, 5.00% due 9/15/2028	3,945,000	4,859,151
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2025 - 1/1/2030	3,985,000	4,826,916
	Washington — 2.9%
	Central Puget Sound Regional Transit Authority, Series S-1, 5.00% due 11/1/2030	4,900,000	6,528,147
	Central Puget Sound Regional Transit Authority (Green Bond),
	Series S1, 5.00% due 11/1/2025	2,000,000	2,330,308
	Series S-1, 5.00% due 11/1/2029 - 11/1/2031	7,550,000	10,132,474
	Clark County School District No 37 Vancouver (State Aid Withholding) GO, 5.00% due 12/1/2026 - 12/1/2028	1,700,000	2,108,443
	Energy Northwest (Nine Canyon Wind Project Phase I-III), 5.00% due 7/1/2022 - 7/1/2025	2,850,000	3,072,820
	King County Housing Authority,
	2.00% due 12/1/2023	800,000	820,974
	3.00% due 6/1/2024 - 12/1/2025	3,285,000	3,507,632

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	4.00% due 6/1/2026 - 12/1/2031	$ 3,825,000	$ 4,425,672
	Marysville School District No. 25 (Snohomish County Educational Facilities) (State Aid Withholding) GO, 5.00% due 12/1/2022 - 12/1/2023	4,320,000	4,547,808
	Skagit County Public Hospital District No. 1 (Skagit Regional Health) ETM, Series A, 5.00% due 12/1/2022 - 12/1/2023	1,250,000	1,337,143
	Skagit County Public Hospital District No. 1 (Skagit Regional Health) GO, 5.00% due 12/1/2022	3,635,000	3,788,161
	Skagit County Public Hospital District No. 2 (Island Hospital) GO, 5.00% due 12/1/2022	1,700,000	1,771,630
	State of Washington (Capital Projects) GO, Series R-G, 5.00% due 7/1/2025	10,475,000	11,886,789
	State of Washington (State and Local Agency Real and Personal Property Projects) (Insured: State Intercept) COP, Series B, 5.00% due 7/1/2022	3,000,000	3,068,964
	State of Washington (State and Local Agency Real and Personal Property Projects) COP, Series A, 5.00% due 7/1/2024 - 7/1/2027	17,775,000	20,838,631
	State of Washington (Various Purposes) GO, Series C, 5.00% due 2/1/2025 - 2/1/2029	45,385,000	55,364,115
	State of Washington COP, Series D, 5.00% due 7/1/2031	3,200,000	4,176,189
	State of Washington GO, 5.00% due 6/1/2025 - 6/1/2030	4,900,000	6,032,551
[a]	Washington Health Care Facilities Authority (Providence St. Joseph Health Obligated Group), 4.00% due 10/1/2042 (put 10/1/2030)	10,000,000	12,197,650
	West Virginia — 0.5%
	County of Mason (Appalachian Power Co.), Series L, 2.75% due 10/1/2022	15,000,000	15,227,235
	West Virginia (Appalachian Power Co.) EDA,
[a]	Series A, 2.625% due 12/1/2042 (put 6/1/2022)	4,500,000	4,535,428
[a]	Series B, 2.625% due 12/1/2042 (put 6/1/2022)	6,000,000	6,047,238
	West Virginia Higher Education Policy Commission (Higher Education Facilities), Series A, 5.00% due 4/1/2022	1,500,000	1,517,240
	Wisconsin — 1.2%
[a]	Public Finance Authority (Providence St. Joseph Health Obligated Group), Series C, 4.00% due 10/1/2041 (put 10/1/2030)	2,500,000	3,050,337
	Public Finance Authority (Renown Regional Medical Center),
	5.00% due 6/1/2028 - 6/1/2030	2,745,000	3,492,509
	Series A, 5.00% due 6/1/2027	350,000	424,281
	State of Wisconsin GO, Series 2021-2, 5.00% due 5/1/2029	4,100,000	5,280,689
	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group),
[a]	Series B-1, 5.00% due 8/15/2054 (put 1/26/2022)	9,520,000	9,547,494
[a]	Series B-2, 5.00% due 8/15/2054 (put 1/25/2023)	10,485,000	11,005,926
[a]	Series B-4, 5.00% due 8/15/2054 (put 1/29/2025)	16,065,000	18,272,460
	Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance System), Series A, 5.00% due 11/15/2025 - 11/15/2026	3,235,000	3,810,325
	Wisconsin Health & Educational Facilities Authority (Marquette University), 5.00% due 10/1/2023 - 10/1/2026	1,575,000	1,813,700
	Wisconsin Health & Educational Facilities Authority (UnityPoint Health), Series A, 5.00% due 12/1/2022	1,000,000	1,041,732
[a]	Wisconsin Housing & Economic Development Authority, Series B, 0.50% due 11/1/2050 (put 11/1/2024)	1,500,000	1,493,548
	Wisconsin Housing & Economic Development Authority (Collateralized: FNMA),
	Series C,
	1.65% due 9/1/2026	1,615,000	1,649,128
	1.75% due 9/1/2027	1,645,000	1,678,976
	1.80% due 3/1/2028	1,660,000	1,692,682
	1.95% due 3/1/2029	1,695,000	1,725,503
	WPPI Energy, Series A, 5.00% due 7/1/2022 - 7/1/2028	1,835,000	2,068,472
	Total Long-Term Municipal Bonds — 91.0% (Cost $4,830,624,283)		5,002,036,191
	Short-Term Municipal Bonds — 7.7%
	Alabama — 0.4%
[a]	City of Mobile Alabama IDB, 0.12% due 6/1/2034 (put 1/3/2022)	20,245,000	20,245,000
	California — 0.3%
[a,b]	Deutsche Bank Spears/Lifers Trust (LOC Deutche Bank A.G.), Series DBE-8082, 0.50% due 10/1/2058 (put 1/7/2022)	18,000,000	18,000,000
	Colorado — 0.7%
	City & County of Denver (SPA JPMorgan Chase Bank, N.A.) COP,
[a]	Series A1, 0.10% due 12/1/2029 (put 1/3/2022)	14,745,000	14,745,000
[a]	Series A3, 0.10% due 12/1/2031 (put 1/3/2022)	21,045,000	21,045,000
	Florida — 1.4%
[a]	City of Gainesville Utilities System Revenue (SPA Barclays Bank plc), Series B, 0.10% due 10/1/2042 (put 1/3/2022)	57,070,000	57,070,000
[a]	County of Manatee (Florida Power & Light Co.), 0.12% due 9/1/2024 (put 1/3/2022)	13,300,000	13,300,000
[a,b]	Deutsche Bank Spears/Lifers Trust (LOC Deutche Bank A.G.), Series DBE-8083, 0.50% due 7/1/2061 (put 1/7/2022)	6,500,000	6,500,000
	Georgia — 0.0%
[a]	Athens-Clarke County Unified Government Development Authority (University of Georgia Athletic Association, Inc.; LOC SPA Wells Fargo Bank, N.A.), Series B, 0.08% due 7/1/2035 (put 1/3/2022)	1,300,000	1,300,000
	Indiana — 0.8%
[a]	Indiana Finance Authority (SPA U.S. Bank, N.A.), Series A-3, 0.08% due 2/1/2037 (put 1/3/2022)	44,395,000	44,395,000
	Minnesota — 0.1%
[a,b]	Tender Option Bond Trust Receipts/Certificates (Guaranty: Deutsche Bank A.G.), Series 2021-XF1129, 0.35% due 6/1/2064 (put 1/7/2022)	4,000,000	4,000,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Missouri — 0.0%
[a]	Health & Educational Facilities Authority of the State of Missouri (St. Louis University; SPA U.S. Bank, N.A.), 0.09% due 7/1/2032 (put 1/3/2022)	$ 1,245,000	$ 1,245,000
	New York — 3.5%
[a]	City of New York (SPA JPMorgan Chase Bank N.A.) GO, Series 1, 0.08% due 3/1/2040 (put 1/3/2022)	18,300,000	18,300,000
[a]	City of New York (SPA JPMorgan Chase Bank N.A.) GO , 0.08% due 6/1/2044 (put 1/3/2022)	26,000,000	26,000,000
	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JPMorgan Chase Bank N.A.),
[a]	Series A-4, 0.08% due 8/1/2039 (put 1/3/2022)	6,340,000	6,340,000
[a]	Series C-4, 0.08% due 11/1/2036 (put 1/3/2022)	1,450,000	1,450,000
[a]	Series E3, 0.08% due 2/1/2045 (put 1/3/2022)	14,595,000	14,595,000
[a]	Series E4, 0.08% due 2/1/2045 (put 1/3/2022)	32,070,000	32,070,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JPMorgan Chase Bank, N.A.), Subseries B-4, 0.09% due 8/1/2042 (put 1/3/2022)	20,860,000	20,860,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA Mizuho Bank Ltd.), Series A-4, 0.06% due 8/1/2043 (put 1/3/2022)	600,000	600,000
[a]	New York City Water & Sewer System (LOC Citibank N.A.), Series F, 0.07% due 6/15/2035 (put 1/3/2022)	22,065,000	22,065,000
	New York City Water & Sewer System (SPA JPMorgan Chase Bank N.A.),
[a]	Series AA2, 0.08% due 6/15/2050 (put 1/3/2022)	2,000,000	2,000,000
[a]	Series DD-2, 0.08% due 6/15/2043 (put 1/3/2022)	1,100,000	1,100,000
[a]	Series FF2, 0.08% due 6/15/2044 (put 1/3/2022)	42,150,000	42,150,000
[a]	New York City Water & Sewer System (SPA Mizuho Bank Ltd.), Series AA6, 0.08% due 6/15/2048 (put 1/3/2022)	3,445,000	3,445,000
[a]	New York City Water & Sewer System (SPA U.S. Bank, N.A.), Series 3A, 0.07% due 6/15/2043 (put 1/3/2022)	500,000	500,000
	Ohio — 0.1%
[a,b]	Tender Option Bond Trust Receipts/Certificates (LOC Deutsche Bank A.G.), Series 2021-XF1132, 0.35% due 12/1/2061 (put 1/7/2022)	7,200,000	7,200,000
	Oregon — 0.1%
[a]	State of Oregon (SPA U.S. Bank, N.A.) GO, 0.07% due 6/1/2041 (put 1/3/2022)	1,700,000	1,700,000
[a,b]	Tender Option Bond Trust Receipts/Certificates (Guaranty: Deutsche Bank A.G.), Series 2021-XF1123, 0.35% due 10/1/2061 (put 1/7/2022)	2,000,000	2,000,000
	Texas — 0.3%
[a,b]	Tender Option Bond Trust Receipts/Certificates (Guaranty: Deutsche Bank A.G.), Series 2021-XF1109, 0.35% due 7/1/2061 (put 1/7/2022)	8,000,000	8,000,000
[a,b]	Tender Option Bond Trust Receipts/Certificates (LOC Deutsche Bank A.G.), Series 2021-XF1102, 0.35% due 7/1/2061 (put 1/7/2022)	7,750,000	7,750,000
	Virginia — 0.0%
[a]	Virginia College Building Authority (University of Richmond; SPA Wells Fargo Bank, N.A.), 0.09% due 11/1/2036 (put 1/3/2022)	500,000	500,000
	Total Short-Term Municipal Bonds — 7.7% (Cost $420,470,000)		420,470,000
	Total Investments — 98.7% (Cost $5,251,094,283)		$5,422,506,191
	Other Assets Less Liabilities — 1.3%		71,877,915
	Net Assets — 100.0%		$5,494,384,106

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2021.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021, the aggregate value of these securities in the Fund’s portfolio was $58,225,000, representing 1.06% of the Fund’s net assets.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2021 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAM	Insured by Build America Mutual Insurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
DFB	Development Finance Board
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
IDC	Industrial Development Corp.
ISD	Independent School District
JEA	Jacksonville Electric Authority
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SCH BD GTY	School Bond Guaranty
SOFR	Secured Overnight Financing Rate
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	December 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.